Consolidated Schedule of Investments (unaudited) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AlbaCore EURO CLO I DAC, Series 1X, Class ER, (3 mo. Euribor + 5.96%), 5.96%, 10/18/34(a)(b)	EUR	100	$115,083
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class ER, (3 mo. Euribor + 6.45%), 6.45%, 04/15/34(a)(b)		203	234,713
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, (3 mo. LIBOR US + 1.80%), 1.92%, 05/15/30(b)(c)	USD	500	498,618
Aurium CLO II DAC, Series 2X, Class ERR, (3 mo. Euribor + 6.08%), 6.08%, 06/22/34(a)(b)	EUR	100	114,548
BBAM European CLO I DAC, Series 1X, Class ER, (3 mo. Euribor + 5.91%), 5.91%, 07/22/34(a)(b)		100	114,421
Bilbao CLO II DAC, Series 2X, Class DR, (3 mo. Euribor + 5.97%), 5.97%, 08/20/35(a)(b)		100	114,780
BlueMountain Fuji Eur CLO IV DAC, Series 4X, Class ER, (3 mo. Euribor + 6.21%), 6.21%, 02/25/34(a)(b)		100	115,231
Contego CLO IX DAC, Series 9X, Class E, (3 mo. Euribor + 6.01%), 6.01%, 01/24/34(a)(b)		100	113,854
Contego CLO VIII DAC, Series 8X, Class ER, (3 mo. Euribor + 6.06%), 6.06%, 01/25/34(a)(b)		100	114,927
CVC Cordatus Loan Fund XX DAC, Series 20X, Class E, (3 mo. Euribor + 5.61%), 5.61%, 06/22/34(a)(b)		100	113,756
Galaxy XVIII CLO Ltd., Series 2018-28A, Class C, (3 mo. LIBOR US + 1.95%), 2.08%, 07/15/31(b)(c)	USD	250	248,287
Greene King Finance PLC(b)
Series B1, (3 mo. LIBOR GBP + 1.80%), 1.87%, 12/15/34	GBP	100	113,204
Series B2, (3 mo. LIBOR GBP + 2.08%), 2.15%, 03/15/36(a)		100	112,575
Invesco Euro CLO, Series 6X, Class E, (3 mo. Euribor + 5.99%), 5.99%, 07/15/34(a)(b)	EUR	100	114,208
Neuberger Berman Loan Advisers Euro CLO 2 DAC, Series 2021-2X, Class E, (3 mo. Euribor + 6.06%), 6.06%, 04/15/34(a)(b)		100	114,746
Northwoods Capital 21 Euro DAC, Series 2020-21X, Class ER, (3 mo. Euribor + 6.06%), 6.06%, 07/22/34(a)(b)		100	113,596
Northwoods Capital 23 Euro DAC, Series 2021-23X, Class E, (3 mo. Euribor + 6.21%), 6.21%, 03/15/34(a)(b)		100	113,864
OCP Euro CLO DAC, Series 2019-3X, Class ER, (3 mo. Euribor + 6.02%), 6.02%, 04/20/33(a)(b)		100	113,720
Providus Clo III DAC, Series 3X, Class ER, (3 mo. Euribor + 6.26%), 6.26%, 07/18/34(a)(b)		100	115,114
Rockfield Park CLO, Class D, (3 mo. Euribor + 5.95%), 5.95%, 07/16/34(a)(b)		100	114,791

Security		Par (000)	Value

Asset-Backed Securities (continued)
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32(a)	GBP	300	$484,967
Voya CLO, Class ER, (3 mo. Euribor + 6.02%), 6.02%, 07/15/35(a)(b)	EUR	100	114,575

Total Asset-Backed Securities — 0.2% (Cost: $3,526,280)			3,523,578

		Shares

Common Stocks

Auto Components — 0.0%
Lear Corp.		227	35,521

Building Products — 0.0%
AZEK Co., Inc.(d)		1,120	40,913

Chemicals — 0.3%
Diversey Holdings Ltd.(d)		134,751	2,161,406
Element Solutions, Inc.		93,471	2,026,451

			4,187,857

Communications Equipment — 0.0%
CommScope Holding Co., Inc.(d)		47,956	651,722

Consumer Finance — 0.0%
Ally Financial, Inc.		1	51

Containers & Packaging — 0.1%
ARDAGH MP USA, Inc., (Acquired 08/02/21, Cost: $1,599,353)(e)		162,646	1,619,954

Diversified Financial Services(f) — 0.0%
Kcad Holdings I Ltd.		2,223,465,984	22,235
UCI International Remainco LLC		109,729	1

			22,236

Diversified Telecommunication Services — 0.0%
Liberty Global PLC, Class A(d)		941	28,042

Electrical Equipment — 0.1%
Sensata Technologies Holding PLC(d)		25,492	1,394,922

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.		5,062	78,765

Equity Real Estate Investment Trusts (REITs) — 0.6%
Gaming and Leisure Properties, Inc.		84,514	3,914,689
VICI Properties, Inc.		198,954	5,652,283

			9,566,972

Hotels, Restaurants & Leisure — 0.1%
Aramark		28,378	932,501

Life Sciences Tools & Services(d) — 0.3%
Avantor, Inc.		56,168	2,297,271
Syneos Health, Inc.		20,763	1,816,347

			4,113,618

Media(d) — 0.1%
Clear Channel Outdoor Holdings, Inc.		482,919	1,308,710

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Shares	Value

Media (continued)
Emmis Communications Corp., Class A		7,210	$14,781
Mediaco Holding, Inc., Class A		912	10,634

			1,334,125

Metals & Mining — 0.1%
Constellium SE(d)		115,056	2,160,752

Oil, Gas & Consumable Fuels — 1.4%
Chesapeake Energy Corp.(g)		118,098	7,273,656
Devon Energy Corp.		21,188	752,386
Diamondback Energy, Inc.		19,884	1,882,418
DTE Midstream LLC(d)		27,210	1,258,190
Energy Transfer LP		103,557	992,076
Enterprise Products Partners LP		37,765	817,235
EQT Corp.(d)		127,714	2,613,028
Extraction Oil & Gas, Inc., (Acquired 03/05/21, Cost: $408,744)(e)		27,964	1,578,568
Extraction Oil & Gas, Inc.(d)		1,280	72,256
Plains All American Pipeline LP		182,386	1,854,866
SM Energy Co.		27,668	729,882
Western Midstream Partners LP		13,487	282,687

			20,107,248

Road & Rail — 0.1%
Uber Technologies, Inc.(d)		16,970	760,256

Semiconductors & Semiconductor Equipment(d) — 0.0%
Maxeon Solar Technologies Ltd.		128	2,257
SunPower Corp.		1,025	23,247

			25,504

Total Common Stocks — 3.2% (Cost: $59,492,986)			47,060,959

		Par (000)

Corporate Bonds

Aerospace & Defense — 4.7%
Amsted Industries, Inc., 5.63%, 07/01/27(c)	USD	890	928,733
Boeing Co., 5.93%, 05/01/60		3,452	4,715,691
Bombardier, Inc.(c)
7.50%, 12/01/24		1,274	1,324,960
7.50%, 03/15/25		449	458,528
7.13%, 06/15/26		3,536	3,712,800
7.88%, 04/15/27		2,792	2,894,536
6.00%, 02/15/28		1,921	1,942,611
7.45%, 05/01/34		234	273,488
EnPro Industries, Inc., 5.75%, 10/15/26		2,192	2,287,900
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(c)		2,295	2,363,850
Howmet Aerospace, Inc., 5.13%, 10/01/24		44	48,523
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(c)		1,810	1,875,613
Rolls-Royce PLC
4.63%, 02/16/26(a)	EUR	100	128,290
5.75%, 10/15/27(c)	USD	3,313	3,660,865
Spirit AeroSystems, Inc., 5.50%, 01/15/25(c)		926	979,245
TransDigm, Inc.
8.00%, 12/15/25(c)		1,221	1,301,891
6.25%, 03/15/26(c)		31,017	32,335,222
6.38%, 06/15/26		638	658,199

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc. (continued)
7.50%, 03/15/27	USD	445	$466,138
4.63%, 01/15/29		1,492	1,489,396
4.88%, 05/01/29		1,665	1,668,097
Triumph Group, Inc., 8.88%, 06/01/24(c)		3,769	4,145,900

			69,660,476

Airlines — 2.6%
Air Canada, 3.88%, 08/15/26(c)		2,313	2,333,933
Air France-KLM, 3.88%, 07/01/26(a)	EUR	100	114,985
American Airlines, Inc., 11.75%, 07/15/25(c)	USD	3,818	4,724,775
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c)
5.50%, 04/20/26		2,791	2,933,750
5.75%, 04/20/29		4,499	4,847,996
Delta Air Lines, Inc., 7.00%, 05/01/25(c)		1,120	1,306,200
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(c)		3,066	3,418,590
Deutsche Lufthansa AG (a)
2.88%, 02/11/25	EUR	100	119,448
3.75%, 02/11/28		200	243,267
3.50%, 07/14/29		300	358,820
Finnair OYJ, 4.25%, 05/19/25(a)		200	239,489
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(c)	USD	1,377	1,440,686
International Consolidated Airlines Group SA(a)
2.75%, 03/25/25	EUR	200	233,698
3.75%, 03/25/29		100	117,226
Series IAG, 1.13%, 05/18/28		200	228,174
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(c)	USD	4,358	4,738,976
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(c)		216	242,224
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/27		4,594	5,140,639
Series 2020-1, Class B, 4.88%, 07/15/27		261	277,009
United Airlines, Inc.(c)
4.38%, 04/15/26		2,515	2,581,019
4.63%, 04/15/29		2,352	2,430,674

			38,071,578

Auto Components — 2.0%
Adient US LLC, 9.00%, 04/15/25(c)		1,088	1,175,040
Clarios Global LP, 6.75%, 05/15/25(c)		1,189	1,254,395
Clarios Global LP/Clarios US Finance Co. 4.38%, 05/15/26(a)	EUR	301	360,436
6.25%, 05/15/26(c)	USD	5,385	5,657,750
8.50%, 05/15/27(c)		10,180	10,828,975
Dana Financing Luxembourg Sarl, 3.00%, 07/15/29(a)	EUR	100	118,152
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(c)	USD	2,020	2,114,773
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(c)(h)		601	601,000
Faurecia SE(a)
3.75%, 06/15/28	EUR	100	120,468
2.38%, 06/15/29		100	116,993
Goodyear Europe BV, 2.75%, 08/15/28(a)		100	116,786
Goodyear Tire & Rubber Co. 9.50%, 05/31/25	USD	1,085	1,190,787

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Auto Components (continued)
Goodyear Tire & Rubber Co. (continued)
5.00%, 07/15/29(c)	USD	724	$768,345
5.25%, 07/15/31(c)		2,036	2,168,340
5.63%, 04/30/33		1,772	1,931,480
Grupo Antolin-Irausa SA, 3.50%, 04/30/28(a)	EUR	146	160,240
IHO Verwaltungs GmbH, (4.63% PIK), 3.88%, 05/15/27(a)(i)		100	118,870
Leather 2 SpA, (3 mo. Euribor + 4.50%), 4.50%, 09/30/28(a)(b)		100	116,067
Meritor, Inc., 4.50%, 12/15/28(c)	USD	383	383,957
Tenneco, Inc., 7.88%, 01/15/29(c)		292	325,945
Titan International, Inc., 7.00%, 04/30/28(c)		348	366,705
ZF Europe Finance BV, 2.00%, 02/23/26(a)	EUR	100	116,845
ZF Finance GmbH(a)
2.00%, 05/06/27		200	232,828
2.75%, 05/25/27		100	119,905

			30,465,082

Automobiles — 2.2%
Allison Transmission, Inc.(c)
5.88%, 06/01/29	USD	1,991	2,166,308
3.75%, 01/30/31		1,362	1,324,545
Asbury Automotive Group, Inc.
4.50%, 03/01/28		751	770,714
4.75%, 03/01/30		732	764,025
Carvana Co.(c)
5.50%, 04/15/27		1,614	1,647,410
4.88%, 09/01/29		1,222	1,210,140
Constellation Automotive Financing PLC, 4.88%, 07/15/27(a)	GBP	100	133,676
Ford Motor Co.
4.75%, 01/15/43	USD	426	446,503
5.29%, 12/08/46		532	592,515
Ford Motor Credit Co. LLC
3.81%, 01/09/24		2,063	2,130,047
4.69%, 06/09/25		200	214,000
5.13%, 06/16/25		1,751	1,902,024
4.13%, 08/04/25		2,166	2,290,545
3.38%, 11/13/25		489	502,447
4.39%, 01/08/26		507	540,589
2.70%, 08/10/26		1,611	1,614,222
4.13%, 08/17/27		644	682,962
3.82%, 11/02/27		200	207,500
2.90%, 02/16/28		1,644	1,641,945
5.11%, 05/03/29		978	1,092,915
4.00%, 11/13/30		1,221	1,269,840
Group 1 Automotive, Inc., 4.00%, 08/15/28(c)		243	247,252
Jaguar Land Rover Automotive PLC(a)
6.88%, 11/15/26	EUR	100	128,902
4.50%, 07/15/28		138	157,575
Ken Garff Automotive LLC, 4.88%, 09/15/28(c)	USD	680	698,700
LCM Investments Holdings II LLC, 4.88%, 05/01/29(c)		1,612	1,654,025
Lithia Motors, Inc., 3.88%, 06/01/29(c)		721	748,369
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(c)		574	554,751
Penske Automotive Group, Inc.
3.50%, 09/01/25		1,101	1,132,654
3.75%, 06/15/29		377	379,123
RCI Banque SA, (5 year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(b)	EUR	100	117,415

Security		Par (000)	Value

Automobiles (continued)
Renault SA, 2.38%, 05/25/26(a)	EUR	100	$116,993
Volvo Car AB, 2.50%, 10/07/27(a)		100	126,114
Wabash National Corp.(c)
5.50%, 10/01/25	USD	2,154	2,183,941
4.50%, 10/15/28(h)		1,192	1,190,510

			32,581,196

Banks — 0.7%
American Finance Trust, Inc./American Finance Operating Partner LP, 4.50%, 09/30/28(h)		354	354,000
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25(a)	EUR	125	148,048
Banco BPM SpA(a)(b)
(5 year EUR Swap + 3.17%), 2.88%, 06/29/31		275	319,106
(5 year EUR Swap + 5.42%), 5.00%, 09/14/30		100	126,325
Banco de Sabadell SA, (5 year EUR Swap + 2.20%), 2.00%, 01/17/30(a)(b)		300	345,767
Banco Espirito Santo SA(d)(j)
4.75%, 01/15/22(b)		1,900	319,125
4.00%, 01/21/22		1,100	184,757
Bank of Cyprus Pcl, (5 year EUR Swap + 2.79%), 2.50%, 06/24/27(a)(b)		200	227,915
CIT Group, Inc., 6.00%, 04/01/36	USD	3,261	3,815,370
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(a)(b)(k)	EUR	400	507,936
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27(a)		100	127,713
HSBC Bank PLC, Series 1M, (6 mo. LIBOR US + 0.25%), 0.42%(b)(k)	USD	170	160,718
Intesa Sanpaolo SpA
5.15%, 06/10/30(a)	GBP	125	188,993
4.20%, 06/01/32(c)	USD	855	876,506
4.95%, 06/01/42(c)		630	652,901
(5 year EUR Swap + 5.75%), 5.88%, 03/04/29(a)(b)	EUR	200	259,164
Wells Fargo & Co., (5 year CMT + 3.45%), 3.90%(b)(k)	USD	2,130	2,196,562

			10,810,906

Beverages — 2.2%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(c)(i)		5,290	5,619,991
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(a)	EUR	148	172,722
3.00%, 09/01/29(a)		143	165,869
4.00%, 09/01/29(c)	USD	5,195	5,253,444
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(c)
4.13%, 08/15/26		1,138	1,181,244
4.75%, 07/15/27	GBP	427	588,285
5.25%, 08/15/27	USD	3,429	3,490,739
Ball Corp., 3.13%, 09/15/31		2,259	2,230,938
Canpack SA/Eastern PA Land Investment Holding LLC, 3.13%, 11/01/25(c)		584	594,037
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		155	191,425
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(c)		2,321	2,341,309
Silgan Holdings, Inc., 4.13%, 02/01/28		51	52,402

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Beverages (continued)
Trivium Packaging Finance BV(c)
5.50%, 08/15/26	USD	2,693	$2,820,406
8.50%, 08/15/27		7,641	8,204,524

			32,907,335

Biotechnology — 0.1%
Cidron Aida Finco Sarl(a)
5.00%, 04/01/28	EUR	105	122,523
6.25%, 04/01/28	GBP	133	181,095
Emergent BioSolutions, Inc., 3.88%, 08/15/28(c)	USD	393	382,192
Grifols Escrow Issuer SA, 3.88%, 10/15/28(a)(h)	EUR	100	117,138
HCRX Investments Holdco LP, 4.50%, 08/01/29(c)	USD	725	728,625

			1,531,573

Building Materials — 1.4%
APi Group DE, Inc., 4.13%, 07/15/29(c)		727	712,351
Builders FirstSource, Inc., 6.75%, 06/01/27(c)		610	646,600
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(c)		1,841	1,956,937
CP Atlas Buyer, Inc., 7.00%, 12/01/28(c)		1,519	1,522,797
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(c)		1,490	1,594,300
Griffon Corp., 5.75%, 03/01/28		145	152,250
HT Troplast GmbH, 9.25%, 07/15/25(a)	EUR	128	162,467
James Hardie International Finance DAC, 5.00%, 01/15/28(c)	USD	458	480,900
Jeld-Wen, Inc.(c)
6.25%, 05/15/25		852	898,860
4.63%, 12/15/25		321	325,921
4.88%, 12/15/27		99	103,162
Masonite International Corp.(c)
3.50%, 02/15/30		1,179	1,170,157
Class C, 5.38%, 02/01/28		239	251,667
New Enterprise Stone & Lime Co., Inc.(c)
6.25%, 03/15/26		480	496,320
9.75%, 07/15/28(h)		640	696,000
Patrick Industries, Inc., 4.75%, 05/01/29(c)		354	361,080
PCF GmbH(a)
4.75%, 04/15/26	EUR	100	119,600
(3 mo. Euribor + 4.75%), 4.75%, 04/15/26(b)		100	116,820
SRM Escrow Issuer LLC, 6.00%, 11/01/28(c)	USD	2,633	2,787,689
Standard Industries, Inc.
2.25%, 11/21/26(a)	EUR	134	153,071
5.00%, 02/15/27(c)	USD	576	594,000
4.38%, 07/15/30(c)		2,327	2,373,540
3.38%, 01/15/31(c)		717	682,369
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(c)		923	969,150
Victors Merger Corp., 6.38%, 05/15/29(c)		927	887,603

			20,215,611

Building Products — 1.2%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(c)		1,464	1,528,416
BCPE Ulysses Intermediate, Inc., (7.75% Cash or 8.50% PIK), 7.75%, 04/01/27(c)(i)		316	313,630
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(c)		552	548,550
Foundation Building Materials, Inc., 6.00%, 03/01/29(c)		1,097	1,075,060
GYP Holdings III Corp., 4.63%, 05/01/29(c)		1,296	1,310,580
LBM Acquisition LLC, 6.25%, 01/15/29(c)		2,713	2,711,643

Security		Par (000)	Value

Building Products (continued)
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(h)	USD	610	$610,000
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(c)		1,398	1,467,900
SRS Distribution, Inc.(c)
4.63%, 07/01/28		2,397	2,445,419
6.13%, 07/01/29		1,994	2,053,820
White Cap Buyer LLC, 6.88%, 10/15/28(c)		2,589	2,731,395
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(c)(i)		1,165	1,202,863

			17,999,276

Capital Markets — 1.6%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29(c)		613	631,390
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(b)(k)		4,775	4,925,413
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(c)		1,189	1,243,991
ESC Lehman Brothers Holding Production, 1.00%(d)(j)(k)		1,535	10,438
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24		591	614,640
6.25%, 05/15/26		3,129	3,269,805
5.25%, 05/15/27		2,296	2,382,100
4.38%, 02/01/29		1,029	1,027,714
Lehman Brothers Holding Escrow, 1.00%(d)(j)(k)		430	2,924
Lehman Brothers Holdings, Inc.(d)(j)
1.00%, 02/05/22	EUR	3,950	48,500
4.75%, 01/16/49		1,890	22,988
5.38%, 10/17/49		350	4,216
NFP Corp.(c)
4.88%, 08/15/28(h)	USD	2,374	2,414,358
6.88%, 08/15/28		5,098	5,205,313
Owl Rock Technology Finance Corp., 3.75%, 06/17/26(c)		700	738,986
RP Escrow Issuer LLC, 5.25%, 12/15/25(c)		803	826,086

			23,368,862

Chemicals — 2.4%
Ashland LLC, 3.38%, 09/01/31(c)		1,921	1,937,809
Axalta Coating Systems LLC, 3.38%, 02/15/29(c)		922	896,645
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(c)		376	391,980
Chemours Co.
4.00%, 05/15/26	EUR	200	235,971
5.75%, 11/15/28(c)	USD	609	637,745
Diamond (BC) BV, 4.63%, 10/01/29(c)		1,488	1,510,320
Element Solutions, Inc., 3.88%, 09/01/28(c)		6,655	6,721,550
GCP Applied Technologies, Inc., 5.50%, 04/15/26(c)		791	808,798
HB Fuller Co., 4.25%, 10/15/28		541	550,468
Herens Holdco Sarl, 4.75%, 05/15/28(c)		1,756	1,764,780
Herens Midco Sarl, 5.25%, 05/15/29(a)	EUR	202	226,967
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(c)	USD	1,692	1,865,430
Ingevity Corp., 3.88%, 11/01/28(c)		494	492,765
Kraton Polymers LLC/Kraton Polymers Capital Corp., 5.25%, 05/15/26(a)	EUR	100	119,020
Minerals Technologies, Inc., 5.00%, 07/01/28(c)	USD	878	910,925
Monitchem HoldCo 2 SA, 9.50%, 09/15/26(a)	EUR	100	125,391

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Monitchem HoldCo 3 SA, 5.25%, 03/15/25(a)	EUR	222	$263,581
Nobian Finance BV, 3.63%, 07/15/26(a)		100	114,713
NOVA Chemicals Corp., 4.88%, 06/01/24(c)	USD	456	476,520
OCI NV, 5.25%, 11/01/24(c)		1,096	1,127,346
Olympus Water US Holding Corp.(a)(h)
3.88%, 10/01/28	EUR	100	115,858
5.38%, 10/01/29		100	114,538
SCIH Salt Holdings, Inc.(c)
4.88%, 05/01/28	USD	1,408	1,415,040
6.63%, 05/01/29		990	950,400
Scotts Miracle-Gro Co.(c)
4.00%, 04/01/31		1,457	1,454,261
4.38%, 02/01/32		146	147,186
SPCM SA, 3.13%, 03/15/27(c)		512	512,614
Valvoline, Inc., 3.63%, 06/15/31(c)		6	5,925
WESCO Distribution, Inc.(c)
7.13%, 06/15/25		1,940	2,070,232
7.25%, 06/15/28		2,744	3,038,980
WR Grace Holdings LLC, 5.63%, 08/15/29(c)		5,255	5,412,703

			36,416,461

Commercial Services & Supplies — 1.3%
ADT Security Corp., 4.88%, 07/15/32(c)		831	838,271
AMN Healthcare, Inc., 4.00%, 04/15/29(c)		502	517,060
APX Group, Inc.(c)
6.75%, 02/15/27		1,620	1,721,007
5.75%, 07/15/29		1,478	1,458,860
ASGN, Inc., 4.63%, 05/15/28(c)		351	363,285
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(c)		588	621,457
EC Finance PLC(a)
2.38%, 11/15/22	EUR	100	116,253
3.00%, 10/15/26(h)		209	243,451
Fortress Transportation & Infrastructure Investors LLC(c)
6.50%, 10/01/25	USD	386	397,341
9.75%, 08/01/27		261	295,583
5.50%, 05/01/28		1,773	1,784,923
Herc Holdings, Inc., 5.50%, 07/15/27(c)		2,667	2,798,283
House of Finance NV, 4.38%, 07/15/26(a)	EUR	100	118,731
Intertrust Group BV, 3.38%, 11/15/25(a)		200	235,620
Loxam SAS(a)
4.25%, 04/15/24		100	116,808
3.25%, 01/14/25		268	312,870
3.75%, 07/15/26		115	136,074
Metis Merger Sub LLC, 6.50%, 05/15/29(c)	USD	1,185	1,152,413
NESCO Holdings II, Inc., 5.50%, 04/15/29(c)		1,413	1,465,564
Paprec Holding SA, 3.50%, 07/01/28(a)	EUR	100	117,270
Prime Security Services Borrower LLC/Prime Finance, Inc.(c)
5.75%, 04/15/26	USD	653	706,390
3.38%, 08/31/27		82	78,669
6.25%, 01/15/28		1,100	1,137,158
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(c)		1,436	1,477,285
United Rentals North America, Inc., 5.25%, 01/15/30		496	543,120

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Verisure Holding AB, 3.88%, 07/15/26(a)	EUR	140	$166,223
Verisure Midholding AB, 5.25%, 02/15/29(a)		181	215,087

			19,135,056

Communications Equipment — 1.3%
Avaya, Inc., 6.13%, 09/15/28(c)	USD	3,039	3,195,417
CommScope Technologies LLC, 6.00%, 06/15/25(c)		1,617	1,637,213
CommScope, Inc.(c)
6.00%, 03/01/26		853	885,695
8.25%, 03/01/27		168	175,850
7.13%, 07/01/28		1,991	2,031,756
4.75%, 09/01/29		2,764	2,760,545
Nokia OYJ
3.38%, 06/12/22		714	728,280
4.38%, 06/12/27		439	481,803
ViaSat, Inc.(c)
5.63%, 04/15/27		2,857	2,978,422
6.50%, 07/15/28		2,431	2,560,378
Viavi Solutions, Inc., 3.75%, 10/01/29(c)		1,600	1,603,520

			19,038,879

Construction Materials — 0.5%
American Builders & Contractors Supply Co., Inc.(c)
4.00%, 01/15/28		357	364,586
3.88%, 11/15/29		252	251,294
BCPE Empire Holdings, Inc., 7.63%, 05/01/27(c)		601	597,995
H&E Equipment Services, Inc., 3.88%, 12/15/28(c)		358	356,604
IAA, Inc., 5.50%, 06/15/27(c)		1,538	1,607,210
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(h)		435	439,894
Picasso Finance Sub, Inc., 6.13%, 06/15/25(c)		1,652	1,746,808
Williams Scotsman International, Inc., 4.63%, 08/15/28(c)		1,256	1,308,388
Winnebago Industries, Inc., 6.25%, 07/15/28(c)		703	755,725
Wolverine Escrow LLC, 9.00%, 11/15/26(c)		238	219,853

			7,648,357

Consumer Discretionary — 2.2%
Carnival Corp.
11.50%, 04/01/23(c)		515	574,869
10.13%, 02/01/26(a)	EUR	201	267,288
10.50%, 02/01/26(c)	USD	1,296	1,503,619
7.63%, 03/01/26(a)	EUR	128	159,834
5.75%, 03/01/27(c)	USD	4,084	4,221,835
9.88%, 08/01/27(c)		1,154	1,331,844
4.00%, 08/01/28(c)		5,463	5,517,630
CoreLogic, Inc., 4.50%, 05/01/28(c)		1,794	1,782,787
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/26(c)		561	575,025
Life Time, Inc.(c)
5.75%, 01/15/26		1,307	1,352,745
8.00%, 04/15/26		915	969,900
NCL Corp. Ltd.(c)
10.25%, 02/01/26		632	725,220
5.88%, 03/15/26		1,397	1,431,925
NCL Finance Ltd., 6.13%, 03/15/28(c)		1,479	1,534,463
Nielsen Finance LLC/Nielsen Finance Co.(c) 5.63%, 10/01/28		1,905	1,976,437

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Discretionary (continued)
Nielsen Finance LLC/Nielsen Finance Co.(c) (continued)
5.88%, 10/01/30	USD	1,280	$1,347,674
4.75%, 07/15/31		363	353,112
Royal Caribbean Cruises Ltd.(c)
10.88%, 06/01/23		565	632,800
9.13%, 06/15/23		884	960,736
11.50%, 06/01/25		725	827,225
5.50%, 08/31/26		430	442,014
5.50%, 04/01/28		2,414	2,469,061
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26(a)	EUR	176	209,686
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(c)	USD	973	973,000
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/26(c)		812	847,911

			32,988,640

Consumer Finance — 2.5%
American Express Co., (5 year CMT + 2.85%), 3.55%(b)(k)		4,020	4,095,777
Encore Capital Group, Inc.(a)
4.88%, 10/15/25	EUR	100	121,363
5.38%, 02/15/26	GBP	100	141,292
4.25%, 06/01/28		159	213,851
HealthEquity, Inc., 4.50%, 10/01/29(c)(h)	USD	1,567	1,590,505
Iron Mountain UK PLC, 3.88%, 11/15/25(a)	GBP	200	272,512
MoneyGram International, Inc., 5.38%, 08/01/26(c)	USD	584	592,760
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(c)		1,769	1,764,135
Navient Corp.
6.13%, 03/25/24		1,359	1,455,149
5.88%, 10/25/24		665	709,888
5.00%, 03/15/27		42	43,260
Nexi SpA, Series ., 0.00%, 02/24/28(a)(l)	EUR	100	111,787
OneMain Finance Corp.
6.88%, 03/15/25	USD	585	657,394
7.13%, 03/15/26		2,395	2,775,206
3.50%, 01/15/27		1,678	1,678,755
6.63%, 01/15/28		720	828,000
5.38%, 11/15/29		51	55,276
4.00%, 09/15/30		17	16,915
Sabre GLBL, Inc.(c)
9.25%, 04/15/25		2,638	3,048,974
7.38%, 09/01/25		1,322	1,408,988
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(c)		1,814	1,893,363
Square, Inc., 3.50%, 06/01/31(c)		3,411	3,498,765
Verscend Escrow Corp., 9.75%, 08/15/26(c)		9,470	9,979,012

			36,952,927

Containers & Packaging — 0.3%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		498	533,801
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		439	452,433
Graphic Packaging International LLC(c)
4.75%, 07/15/27		574	621,355
3.50%, 03/15/28		67	68,005
3.50%, 03/01/29		156	155,220
Intertape Polymer Group, Inc., 4.38%, 06/15/29(c)		741	753,308
Kleopatra Finco Sarl, 4.25%, 03/01/26(a)	EUR	100	113,312
LABL, Inc., 10.50%, 07/15/27(c)	USD	651	701,453

Security		Par (000)	Value

Containers & Packaging (continued)
Sealed Air Corp.(c)
5.13%, 12/01/24	USD	142	$154,248
4.00%, 12/01/27		412	438,739

			3,991,874

Diversified Consumer Services — 2.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c)
6.63%, 07/15/26		8,733	9,233,226
9.75%, 07/15/27		3,625	3,943,909
6.00%, 06/01/29		2,563	2,529,143
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
3.63%, 06/01/28(a)	EUR	117	132,990
4.63%, 06/01/28(c)	USD	7,261	7,245,198
4.88%, 06/01/28(a)	GBP	100	132,577
Ascend Learning LLC, 6.88%, 08/01/25(c)	USD	4,706	4,790,643
Brink’s Co., 5.50%, 07/15/25(c)		281	293,645
Clarivate Science Holdings Corp.(c)
3.88%, 07/01/28		2,223	2,223,000
4.88%, 07/01/29		2,855	2,860,567
Garda World Security Corp.(c)
4.63%, 02/15/27		1,802	1,802,000
9.50%, 11/01/27		999	1,081,268
Graham Holdings Co., 5.75%, 06/01/26(c)		705	736,232
Rekeep SpA, 7.25%, 02/01/26(a)	EUR	200	249,745
Service Corp. International
5.13%, 06/01/29	USD	269	292,443
3.38%, 08/15/30		456	455,077
4.00%, 05/15/31		2,656	2,745,640
Sotheby’s, 7.38%, 10/15/27(c)		2,688	2,842,560

			43,589,863

Diversified Financial Services — 1.7%
Acuris Finance US, Inc./Acuris Finance SARL, 5.00%, 05/01/28(c)		2,232	2,220,840
Arrow Global Finance PLC, 5.13%, 09/15/24(a)	GBP	225	303,165
Barclays PLC, 5.20%, 05/12/26	USD	800	914,688
Central Garden & Pet Co.
4.13%, 10/15/30		1,036	1,059,310
4.13%, 04/30/31(c)		1,080	1,096,768
Citigroup, Inc., Series W, (5 year CMT + 3.60%), 4.00%(b)(k)		855	885,951
Coinbase Global, Inc.(c)
3.38%, 10/01/28		1,653	1,588,252
3.63%, 10/01/31		1,599	1,520,049
doValue SpA, 3.38%, 07/31/26(a)	EUR	128	150,493
Garfunkelux Holdco 3 SA(a)
6.75%, 11/01/25		300	362,760
7.75%, 11/01/25	GBP	100	140,747
Global Aircraft Leasing Co. Ltd.(c)(i)
(6.50% Cash or 7.25% PIK), 6.50%, 09/15/24	USD	683	671,028
Series 2021, (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		1,508	1,397,614
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(b)(k)		3,780	4,006,800
HSBC Holdings PLC, (5 year CMT + 3.65%), 4.60%(b)(k)		445	444,866
HSE Finance Sarl, 5.63%, 10/15/26(a)	EUR	100	120,298
Intrum AB(a)
4.88%, 08/15/25		100	121,275
3.50%, 07/15/26		201	237,776

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
ION Trading Technologies Sarl, 5.75%, 05/15/28(c)	USD	1,068	$1,088,961
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(c)		1,779	1,803,461
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(c)
4.25%, 02/01/27		1,504	1,488,960
4.75%, 06/15/29		759	753,649
ProGroup AG, 3.00%, 03/31/26(a)	EUR	100	117,138
Spectrum Brands, Inc.(c)
5.00%, 10/01/29	USD	566	608,450
5.50%, 07/15/30		792	877,140
3.88%, 03/15/31		311	314,236
UBS Group AG, (5 year CMT + 3.31%), 4.38%(b)(c)(k)		950	959,690
UniCredit SpA, (5 year EUR Swap + 2.80%), 2.73%, 01/15/32(a)(b)	EUR	200	240,566

			25,494,931

Diversified Telecommunication Services — 4.2%
Cincinnati Bell, Inc.(c)
7.00%, 07/15/24	USD	1,479	1,505,223
8.00%, 10/15/25		408	425,218
Consolidated Communications, Inc., 6.50%, 10/01/28(c)		2,224	2,415,820
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(c)		370	379,713
Level 3 Financing, Inc.(c)
4.63%, 09/15/27		489	503,083
4.25%, 07/01/28		2,722	2,743,041
3.75%, 07/15/29		1,008	974,212
Lumen Technologies, Inc.
5.13%, 12/15/26(c)		3,481	3,611,537
4.00%, 02/15/27(c)		1,809	1,848,436
4.50%, 01/15/29(c)		2,364	2,290,669
5.38%, 06/15/29(c)		2,647	2,700,893
Series P, 7.60%, 09/15/39		531	594,720
Series U, 7.65%, 03/15/42		1,309	1,466,080
Series W, 6.75%, 12/01/23		1,228	1,346,195
Series Y, 7.50%, 04/01/24		1,254	1,388,805
SoftBank Group Corp.(a)
2.13%, 07/06/24	EUR	149	170,585
4.75%, 07/30/25		269	328,905
3.13%, 09/19/25		207	239,144
2.88%, 01/06/27		118	130,917
5.00%, 04/15/28		100	121,513
3.38%, 07/06/29		100	109,361
4.00%, 09/19/29		100	114,399
Sprint Capital Corp.
6.88%, 11/15/28	USD	4,319	5,528,320
8.75%, 03/15/32		7,033	10,506,317
Switch Ltd.(c)
3.75%, 09/15/28		2,001	2,031,015
4.13%, 06/15/29		2,012	2,064,815
Telecom Italia Capital SA
6.38%, 11/15/33		1,521	1,769,988
6.00%, 09/30/34		2,322	2,606,445
7.20%, 07/18/36		266	325,850
7.72%, 06/04/38		251	321,280
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	83	140,224
Telecom Italia SpA
4.00%, 04/11/24(a)		139	171,945
5.30%, 05/30/24(c)	USD	522	562,377

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telecom Italia SpA (continued)
2.75%, 04/15/25(a)	EUR	239	$290,356
3.00%, 09/30/25(a)		100	122,949
1.63%, 01/18/29(a)		210	238,084
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(c)(h)	USD	800	793,000
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(c)		1,949	1,990,416
Zayo Group Holdings, Inc.(c)
4.00%, 03/01/27		1,252	1,246,028
6.13%, 03/01/28		6,026	6,109,038

			62,226,916

Electric Utilities — 1.1%
Edison International, (5 year CMT + 4.70%), 5.38%(b)(k)		2,200	2,274,910
FirstEnergy Corp.
2.65%, 03/01/30		821	816,895
Series B, 4.40%, 07/15/27		697	764,734
Series B, 2.25%, 09/01/30		117	112,905
Series C, 7.38%, 11/15/31		314	428,943
Series C, 5.35%, 07/15/47		2,644	3,224,024
Series C, 3.40%, 03/01/50		3,198	3,074,429
FirstEnergy Transmission LLC(c)
5.45%, 07/15/44		1,953	2,489,188
4.55%, 04/01/49		814	952,699
NextEra Energy Operating Partners LP, 4.25%, 07/15/24(c)		337	356,799
PG&E Corp., 5.25%, 07/01/30		1,103	1,129,196
Public Power Corp. SA, 3.38%, 07/31/28(a)	EUR	110	131,631

			15,756,353

Electrical Equipment(c) — 0.2%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26	USD	1,964	2,037,650
GrafTech Finance, Inc., 4.63%, 12/15/28		717	735,821

			2,773,471

Electronic Equipment, Instruments & Components — 0.7%
Belden, Inc.(a)
3.88%, 03/15/28	EUR	100	120,376
3.38%, 07/15/31		100	120,175
BWX Technologies, Inc.(c)
4.13%, 06/30/28	USD	1,344	1,379,280
4.13%, 04/15/29		991	1,014,536
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29		1,556	1,594,900
Energizer Gamma Acquisition BV, 3.50%, 06/30/29(a)	EUR	118	135,627
Energizer Holdings, Inc.(c)
4.75%, 06/15/28	USD	714	726,313
4.38%, 03/31/29		96	95,275
Imola Merger Corp., 4.75%, 05/15/29(c)		3,443	3,561,848
Xerox Corp., 4.80%, 03/01/35		1,375	1,375,275

			10,123,605

Energy Equipment & Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.(c)
6.88%, 04/01/27		799	838,950
6.25%, 04/01/28		2,258	2,335,280
CGG SA, 7.75%, 04/01/27(a)	EUR	100	117,677
ChampionX Corp., 6.38%, 05/01/26	USD	529	550,160

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Energy Equipment & Services (continued)
Pioneer Energy Services Corp.(c)(f)(i)
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25	USD	1,986	$2,199,531
(5.00% PIK), 5.00%, 11/15/25		1,484	1,732,352
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		2,097	2,183,400
6.88%, 09/01/27		2,109	2,232,587
Vallourec SA, 8.50%, 06/30/26(a)	EUR	125	148,212

			12,338,149

Entertainment — 0.1%
SWF Escrow Issuer Corp., 6.50%, 10/01/29(c)(h)	USD	1,191	1,160,391

Environmental, Maintenance, & Security Service — 1.1%
Clean Harbors, Inc.(c)
4.88%, 07/15/27		678	703,425
5.13%, 07/15/29		1,069	1,170,555
Covanta Holding Corp., 5.00%, 09/01/30		779	786,790
GFL Environmental, Inc.(c)
4.25%, 06/01/25		487	502,219
3.75%, 08/01/25		842	866,208
5.13%, 12/15/26		2,531	2,657,828
4.00%, 08/01/28		2,155	2,138,837
3.50%, 09/01/28		1,002	1,008,263
4.75%, 06/15/29		1,833	1,883,407
4.38%, 08/15/29		743	750,430
Stericycle, Inc., 3.88%, 01/15/29(c)		828	833,059
Tervita Corp., 11.00%, 12/01/25(c)(g)		443	501,259
Waste Pro USA, Inc., 5.50%, 02/15/26(c)		2,432	2,456,320

			16,258,600

Equity Real Estate Investment Trusts (REITs) — 2.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27(c)		962	952,380
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(c)		901	934,788
Diversified Healthcare Trust, 9.75%, 06/15/25		1,006	1,100,313
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(c)		774	768,541
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(c)		1,082	1,098,230
Iron Mountain, Inc.(c)
5.25%, 07/15/30		1,443	1,531,355
5.63%, 07/15/32		1,397	1,498,282
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24		1,472	1,600,800
4.63%, 06/15/25(c)		1,948	2,098,970
4.50%, 09/01/26		2,274	2,472,975
5.75%, 02/01/27		117	134,550
3.88%, 02/15/29(c)		1,583	1,685,895
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		187	197,051
4.63%, 08/01/29		2,863	3,071,999
3.50%, 03/15/31		4,139	4,221,780
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		3,304	3,419,541
4.50%, 02/15/29(c)		997	999,014
RLJ Lodging Trust LP(c)
3.75%, 07/01/26		750	753,750

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
RLJ Lodging Trust LP(c) (continued)
4.00%, 09/15/29	USD	530	$529,173
Service Properties Trust
4.35%, 10/01/24		217	219,871
7.50%, 09/15/25		1,366	1,533,663
5.50%, 12/15/27		658	701,237
Starwood Property Trust, Inc., 5.00%, 12/15/21		440	440,880

			31,965,038

Food & Staples Retailing — 2.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(c)
3.25%, 03/15/26		1,678	1,703,170
4.63%, 01/15/27		1,668	1,749,789
5.88%, 02/15/28		2,805	2,987,325
4.88%, 02/15/30		349	376,048
Casino Guichard Perrachon SA, 5.25%, 04/15/27(a)	EUR	117	136,205
Iceland Bondco PLC(a)
4.63%, 03/15/25	GBP	100	125,308
4.38%, 05/15/28		146	174,589
Kraft Heinz Foods Co.
4.25%, 03/01/31	USD	3,132	3,540,792
6.88%, 01/26/39		1,474	2,176,116
4.63%, 10/01/39		497	579,244
6.50%, 02/09/40		980	1,391,596
5.00%, 06/04/42		15	18,395
5.20%, 07/15/45		626	784,093
4.38%, 06/01/46		1,874	2,132,274
4.88%, 10/01/49		4,869	5,926,035
5.50%, 06/01/50		6,613	8,724,998
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(c)		906	995,921
Ocado Group PLC, 3.88%, 10/08/26(h)	GBP	120	161,688
Performance Food Group, Inc., 4.25%, 08/01/29(c)	USD	1,864	1,868,660
Picard Groupe SAS, 3.88%, 07/01/26(a)	EUR	112	131,707
Post Holdings, Inc.(c)
5.75%, 03/01/27	USD	4	4,157
5.63%, 01/15/28		484	508,490
5.50%, 12/15/29		40	42,400
4.50%, 09/15/31		922	911,056
Premier Foods Finance PLC, 3.50%, 10/15/26(a)	GBP	100	135,583
Quatrim SASU, 5.88%, 01/15/24(a)	EUR	200	238,527
TreeHouse Foods, Inc., 4.00%, 09/01/28	USD	405	396,361
U.S. Foods, Inc., 6.25%, 04/15/25(c)		841	882,167
United Natural Foods, Inc., 6.75%, 10/15/28(c)		487	527,178
US Foods, Inc., 4.75%, 02/15/29(c)		1,671	1,714,864

			41,044,736

Food Products — 1.1%
Aramark Services, Inc.(c)
5.00%, 04/01/25		20	20,469
6.38%, 05/01/25		1,371	1,441,264
5.00%, 02/01/28		914	939,135
Chobani LLC/Chobani Finance Corp., Inc.(c)
7.50%, 04/15/25		2,200	2,289,100
4.63%, 11/15/28		1,375	1,419,688
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(c)		1,116	1,207,233
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(c) 6.50%, 04/15/29		1,978	2,210,415

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(c) (continued)
3.75%, 12/01/31	USD	2,118	$2,203,843
Pilgrim’s Pride Corp., 3.50%, 03/01/32(c)		2,805	2,852,334
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(c)		1,452	1,462,890
Tereos Finance Groupe I SA, 7.50%, 10/30/25(a)	EUR	100	124,338

			16,170,709

Gas Utilities — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(c)	USD	782	811,325

Health Care Equipment & Supplies(c) — 0.9%
Avantor Funding, Inc., 4.63%, 07/15/28		4,742	4,990,955
Hologic, Inc., 3.25%, 02/15/29		561	561,267
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
7.38%, 06/01/25		1,882	1,985,510
7.25%, 02/01/28		4,799	5,135,529

			12,673,261

Health Care Providers & Services — 6.2%
Acadia Healthcare Co., Inc.(c)
5.50%, 07/01/28		1,071	1,125,835
5.00%, 04/15/29		692	720,545
AdaptHealth LLC(c)
6.13%, 08/01/28		744	790,500
4.63%, 08/01/29		637	636,522
5.13%, 03/01/30		553	553,276
AHP Health Partners, Inc., 5.75%, 07/15/29(c)		1,558	1,573,580
Akumin Escrow, Inc., 7.50%, 08/01/28(c)		319	308,633
Cano Health LLC, 6.25%, 10/01/28(c)		484	488,840
Centene Corp.
4.25%, 12/15/27		264	276,316
2.45%, 07/15/28		3,583	3,600,915
4.63%, 12/15/29		5,037	5,489,323
3.00%, 10/15/30		4,347	4,455,675
2.50%, 03/01/31		6,120	6,035,850
2.63%, 08/01/31		2,308	2,292,398
CHS/Community Health Systems, Inc.(c)
6.63%, 02/15/25		3,611	3,778,009
8.00%, 03/15/26		5,819	6,170,904
5.63%, 03/15/27		3,610	3,780,139
6.00%, 01/15/29		3,005	3,185,300
6.88%, 04/15/29		552	553,297
6.13%, 04/01/30		1,579	1,534,354
DaVita, Inc., 4.63%, 06/01/30(c)		57	58,631
Encompass Health Corp.
4.50%, 02/01/28		348	359,310
4.75%, 02/01/30		1,972	2,074,051
4.63%, 04/01/31		1,035	1,087,837
HCA, Inc.
5.38%, 02/01/25		294	328,545
5.88%, 02/15/26		142	162,768
5.63%, 09/01/28		1,761	2,095,062
3.50%, 09/01/30		5,230	5,540,610
Legacy LifePoint Health LLC(c)
6.75%, 04/15/25		1,050	1,103,392
4.38%, 02/15/27		420	418,950
LifePoint Health, Inc., 5.38%, 01/15/29(c)		1,220	1,186,450
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/29(c) .		911	944,297

Security		Par (000)	Value

Health Care Providers & Services (continued)
ModivCare, Inc., 5.88%, 11/15/25(c)	USD	391	$413,483
Molina Healthcare, Inc.(c)
4.38%, 06/15/28		1,896	1,972,560
3.88%, 11/15/30		1,483	1,549,735
Prime Healthcare Services, Inc., 7.25%, 11/01/25(c)		2,484	2,664,090
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(c)		433	457,356
Surgery Center Holdings, Inc.(c)
6.75%, 07/01/25		1,992	2,026,860
10.00%, 04/15/27		3,608	3,896,640
Teleflex, Inc., 4.63%, 11/15/27		214	223,095
Tenet Healthcare Corp.
4.63%, 07/15/24		567	575,505
4.63%, 09/01/24(c)		1,234	1,261,765
7.50%, 04/01/25(c)		833	884,021
4.88%, 01/01/26(c)		3,499	3,621,185
6.25%, 02/01/27(c)		80	83,000
5.13%, 11/01/27(c)		2,350	2,449,875
4.63%, 06/15/28(c)		465	481,814
6.13%, 10/01/28(c)		2,116	2,222,805
4.25%, 06/01/29(c)		1,643	1,667,645
Vizient, Inc., 6.25%, 05/15/27(c)		2,585	2,701,325

			91,862,873

Health Care Technology — 1.3%
CAB SELAS, 3.38%, 02/01/28(a)	EUR	103	120,346
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27(c)	USD	625	649,219
2.38%, 03/01/28(a)	EUR	432	506,128
3.13%, 02/15/29(c)	USD	1,050	1,031,048
3.50%, 04/01/30(c)		2,390	2,390,000
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(c)		6,190	6,236,425
Charles River Laboratories International, Inc.(c)
4.25%, 05/01/28		1,108	1,149,938
3.75%, 03/15/29		145	148,081
4.00%, 03/15/31		544	569,965
Chrome Bidco SASU, 3.50%, 05/31/28(a)	EUR	107	126,577
Chrome Holdco SASU, 5.00%, 05/31/29(a)		100	118,731
IQVIA, Inc.(c)
5.00%, 10/15/26	USD	1,504	1,541,404
5.00%, 05/15/27		1,811	1,881,050
MEDNAX, Inc., 6.25%, 01/15/27(c)		493	518,266
Syneos Health, Inc., 3.63%, 01/15/29(c)		2,207	2,200,820
US Acute Care Solutions LLC, 6.38%, 03/01/26(c)		602	635,110

			19,823,108

Healthcare — 0.0%
Akumin, Inc., 7.00%, 11/01/25(c)		600	582,000

Hotels, Restaurants & Leisure — 5.9%
1011778 BC ULC/New Red Finance, Inc.(c)
5.75%, 04/15/25		648	680,303
3.88%, 01/15/28		1,299	1,311,795
4.38%, 01/15/28		1,701	1,726,872
Accor SA, 0.70%, 12/07/27(a)	EUR	157	94,661
Affinity Gaming, 6.88%, 12/15/27(c)	USD	792	832,966
Boyd Gaming Corp.
8.63%, 06/01/25(c)		1,191	1,290,746
4.75%, 12/01/27		931	959,572
4.75%, 06/15/31(c)		2,093	2,158,406
Boyne USA, Inc., 4.75%, 05/15/29(c)		1,314	1,356,705

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Burger King France SAS, 6.00%, 05/01/24(a)	EUR	100	$117,780
Caesars Entertainment, Inc.(c)
6.25%, 07/01/25	USD	7,465	7,858,835
8.13%, 07/01/27		5,602	6,297,908
4.63%, 10/15/29		2,114	2,140,425
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(c)		1,582	1,667,784
Carrols Restaurant Group, Inc., 5.88%, 07/01/29(c).		336	316,260
CCM Merger, Inc., 6.38%, 05/01/26(c)		915	963,037
Cedar Fair LP/Canada’s Wonderland Co. /Magnum Management Corp./Millennium Op, 6.50%, 10/01/28		293	314,348
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(c)		3,928	4,080,210
Churchill Downs, Inc.(c)
5.50%, 04/01/27		3,300	3,423,750
4.75%, 01/15/28		930	973,012
Cirsa Finance International Sarl, 4.75%, 05/22/25(a)	EUR	247	286,828
Codere Finance 2 Luxembourg SA(a)
10.75%, 09/30/23(m)		113	139,402
10.75%, 09/30/23		23	28,706
CPUK Finance Ltd., 4.50%, 08/28/27(a)	GBP	100	136,959
Everi Holdings, Inc., 5.00%, 07/15/29(c)	USD	282	288,960
Full House Resorts, Inc., 8.25%, 02/15/28(c)		347	373,025
Gamma Bidco SpA, 6.25%, 07/15/25(a)	EUR	249	300,385
Genting New York LLC/GENNY Capital, Inc., 3.30%, 02/15/26(c)	USD	459	455,129
Golden Nugget, Inc., 6.75%, 10/15/24(c)		6,456	6,464,393
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(c)		772	806,740
5.75%, 05/01/28(c)		600	646,200
4.88%, 01/15/30		1,647	1,766,836
4.00%, 05/01/31(c)		690	700,350
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		240	248,105
International Game Technology PLC, 3.50%, 06/15/26(a)	EUR	100	118,812
IRB Holding Corp., 7.00%, 06/15/25(c)	USD	794	843,010
Merlin Entertainments Ltd., 5.75%, 06/15/26(c)		484	499,730
MGM Resorts International
7.75%, 03/15/22		2,168	2,227,620
6.00%, 03/15/23		1,243	1,314,398
5.75%, 06/15/25		322	350,980
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(c)		1,439	1,465,981
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(c)		1,393	1,495,734
Penn National Gaming, Inc., 4.13%, 07/01/29(c)		496	490,246
Powdr Corp., 6.00%, 08/01/25(c)(g)		1,055	1,107,750
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp.(c)
5.63%, 09/01/29		636	642,360
5.88%, 09/01/31		636	642,549
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26(c)		973	993,676
Scientific Games International, Inc. 8.63%, 07/01/25(c)		1,054	1,141,413

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc. (continued)
5.00%, 10/15/25(c)	USD	2,037	$2,095,564
3.38%, 02/15/26(a)	EUR	800	933,723
8.25%, 03/15/26(c)	USD	3,634	3,856,582
7.00%, 05/15/28(c)		706	761,597
7.25%, 11/15/29(c)		241	270,797
Sisal Group SpA, 7.00%, 07/31/23(a)	EUR	69	79,637
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(c)	USD	4,350	4,632,750
Station Casinos LLC, 4.50%, 02/15/28(c)		1,147	1,165,180
Stonegate Pub Co. Financing PLC(a)
8.00%, 07/13/25	GBP	136	189,843
8.25%, 07/31/25		246	348,365
Travel + Leisure Co., 6.63%, 07/31/26(c)	USD	671	764,115
Vail Resorts, Inc., 6.25%, 05/15/25(c)		811	857,632
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(c)		811	846,627
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(c)		1,353	1,366,503
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(c)
7.75%, 04/15/25		1,164	1,228,043
5.13%, 10/01/29		2,716	2,736,370
Yum! Brands, Inc.
4.75%, 01/15/30(c)		238	257,949
5.35%, 11/01/43		30	33,000

			86,965,929

Household Durables — 1.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.(c)
6.63%, 01/15/28		406	431,375
4.63%, 08/01/29		547	552,322
4.63%, 04/01/30		549	552,088
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(c)
5.00%, 06/15/29		1,154	1,180,023
4.88%, 02/15/30		1,783	1,818,660
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(c)		1,328	1,404,991
Forestar Group, Inc., 3.85%, 05/15/26(c)		576	575,280
Hurricane Finance PLC, 8.00%, 10/15/25(a)	GBP	100	144,825
Installed Building Products, Inc., 5.75%, 02/01/28(c)	USD	723	757,342
K Hovnanian Enterprises, Inc.(c)
10.00%, 11/15/25		359	382,335
7.75%, 02/15/26		2,650	2,782,500
KB Home, 4.00%, 06/15/31		535	549,044
Mattamy Group Corp.(c)
5.25%, 12/15/27		830	867,350
4.63%, 03/01/30		679	693,840
Meritage Homes Corp., 5.13%, 06/06/27		286	318,532
NCR Corp.(c)
5.75%, 09/01/27		234	246,776
5.00%, 10/01/28		563	575,279
5.13%, 04/15/29		799	823,969
6.13%, 09/01/29		815	884,275
5.25%, 10/01/30		576	603,953
New Home Co., Inc., 7.25%, 10/15/25(c)		378	397,758
Newell Brands, Inc., 6.00%, 04/01/46		632	816,860
Nobel Bidco BV, 3.13%, 06/15/28(a)	EUR	100	114,966
Taylor Morrison Communities, Inc.(c) 5.88%, 06/15/27	USD	1,377	1,569,780

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	10

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
Taylor Morrison Communities, Inc.(c) (continued)
5.13%, 08/01/30	USD	336	$361,627
Tempur Sealy International, Inc.(c)
4.00%, 04/15/29		1,517	1,562,510
3.88%, 10/15/31		1,543	1,544,929
Toll Brothers Finance Corp., 4.35%, 02/15/28		66	72,270
Tri Pointe Homes, Inc., 5.70%, 06/15/28		291	316,463

			22,901,922

Independent Power and Renewable Electricity Producers — 1.0%
Calpine Corp.(c)
5.25%, 06/01/26		276	283,929
4.50%, 02/15/28		1,799	1,834,980
5.13%, 03/15/28		3,928	3,978,020
4.63%, 02/01/29		517	509,245
5.00%, 02/01/31		974	974,000
3.75%, 03/01/31		15	14,438
Clearway Energy Operating LLC(c)
4.75%, 03/15/28		690	730,434
3.75%, 01/15/32(h)		1,395	1,393,256
NRG Energy, Inc.
5.75%, 01/15/28		14	14,893
5.25%, 06/15/29(c)		163	173,391
3.63%, 02/15/31(c)		1,449	1,423,280
3.88%, 02/15/32(c)		1,936	1,914,220
TerraForm Power Operating LLC(c)
4.25%, 01/31/23		182	187,005
4.75%, 01/15/30		1,053	1,101,701

			14,532,792

Insurance — 2.1%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(c)		1,265	1,248,947
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(c)
4.25%, 10/15/27		6,162	6,223,620
6.75%, 10/15/27		8,903	9,214,605
AmWINS Group, Inc., 4.88%, 06/30/29(c)		1,554	1,575,834
Ardonagh Midco 2 PLC, (11.50% Cash or 12.75% PIK), 11.50%, 01/15/27(c)(i)		428	467,451
AssuredPartners, Inc., 5.63%, 01/15/29(c)		1,375	1,383,525
BroadStreet Partners, Inc., 5.88%, 04/15/29(c)		1,064	1,060,010
Galaxy Bidco Ltd., 6.50%, 07/31/26(a)	GBP	100	140,822
GTCR AP Finance, Inc., 8.00%, 05/15/27(c)	USD	1,979	2,087,845
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc., (7.63% Cash or 8.37% PIK), 7.63%, 10/15/25(c)(i)		579	614,898
HUB International Ltd., 7.00%, 05/01/26(c)		6,615	6,838,256
Liberty Mutual Group, Inc., (5 year EUR Swap + 3.70%), 3.63%, 05/23/59(a)(b)	EUR	100	120,990
Societa Cattolica di Assicurazioni SC, (3 mo. Euribor + 4.46%), 4.25%, 12/14/47(a)(b)		100	133,500
Unipol Gruppo SpA, 3.25%, 09/23/30(a)		175	235,560

			31,345,863

Interactive Media & Services — 0.9%
Arches Buyer, Inc., 4.25%, 06/01/28(c)	USD	562	569,803
Cablevision Lightpath LLC(c)
3.88%, 09/15/27		866	849,849
5.63%, 09/15/28		1,201	1,205,354
Netflix, Inc.
4.88%, 04/15/28		400	461,000

Security		Par (000)	Value

Interactive Media & Services (continued)
Netflix, Inc. (continued)
5.88%, 11/15/28	USD	1,914	$2,345,416
6.38%, 05/15/29		216	273,240
5.38%, 11/15/29(c)		1,141	1,382,036
4.88%, 06/15/30(c)		343	403,883
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.75%, 04/30/27(h)		1,336	1,336,000
6.00%, 02/15/28(c)		1,233	1,226,440
10.75%, 06/01/28(c)		485	545,625
Twitter, Inc., 3.88%, 12/15/27(c)		1,798	1,919,365
United Group BV(a)
4.88%, 07/01/24	EUR	199	233,149
4.00%, 11/15/27		324	370,593
4.63%, 08/15/28		124	144,030

			13,265,783

Internet & Direct Marketing Retail — 0.0%
Very Group Funding PLC, 6.50%, 08/01/26(a)	GBP	224	305,925

Internet Software & Services — 1.3%
ANGI Group LLC, 3.88%, 08/15/28(c)	USD	1,361	1,354,195
Endure Digital, Inc., 6.00%, 02/15/29(c)		802	761,900
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(c)
5.25%, 12/01/27		1,113	1,160,303
3.50%, 03/01/29		700	693,875
Match Group Holdings II LLC(c)
4.63%, 06/01/28		813	849,971
5.63%, 02/15/29		318	342,238
4.13%, 08/01/30		481	500,841
3.63%, 10/01/31(h)		587	580,033
MercadoLibre, Inc., 2.38%, 01/14/26		8	7,870
Uber Technologies, Inc.(c)
7.50%, 05/15/25		3,268	3,483,688
0.00%, 12/15/25(l)(n)		1,757	1,708,912
8.00%, 11/01/26		1,878	1,984,811
7.50%, 09/15/27		2,407	2,628,143
6.25%, 01/15/28		1,033	1,107,882
4.50%, 08/15/29		2,560	2,577,600

			19,742,262

IT Services — 1.9%
Ahead DB Holdings LLC, 6.63%, 05/01/28(c)		651	655,883
Austin BidCo, Inc., 7.13%, 12/15/28(c)		372	374,790
Banff Merger Sub, Inc., 8.38%, 09/01/26(a)	EUR	100	120,225
Booz Allen Hamilton, Inc.(c)
3.88%, 09/01/28	USD	1,867	1,913,899
4.00%, 07/01/29		2,546	2,609,650
Camelot Finance SA, 4.50%, 11/01/26(c)		2,798	2,906,422
Castle US Holding Corp., 9.50%, 02/15/28(c)		1,601	1,673,045
Centurion Bidco SpA, 5.88%, 09/30/26(a)	EUR	125	151,575
Dun & Bradstreet Corp.(c)
6.88%, 08/15/26	USD	2,137	2,241,179
10.25%, 02/15/27		1,362	1,464,150
Fair Isaac Corp., 4.00%, 06/15/28(c)		915	937,875
Gartner, Inc.(c)
4.50%, 07/01/28		1,523	1,599,150
3.63%, 06/15/29		1,327	1,337,085
3.75%, 10/01/30		1,747	1,798,012
KBR, Inc., 4.75%, 09/30/28(c)		955	966,937

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Rackspace Technology Global, Inc., 5.38%, 12/01/28(c)	USD	1,252	$1,230,090
Science Applications International Corp., 4.88%, 04/01/28(c)		904	934,239
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(c)		1,117	1,172,850
Twilio, Inc., 3.88%, 03/15/31		1,679	1,718,977
Unisys Corp., 6.88%, 11/01/27(c)		305	333,213
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(c)		2,051	2,040,745

			28,179,991

Leisure Products — 0.3%
Mattel, Inc.
5.88%, 12/15/27(c)		769	833,404
3.75%, 04/01/29(c)		569	593,182
6.20%, 10/01/40		552	709,320
5.45%, 11/01/41		1,441	1,707,585

			3,843,491

Machinery — 1.3%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(c)		553	567,118
Clark Equipment Co., 5.88%, 06/01/25(c)		388	404,805
Colfax Corp., 6.38%, 02/15/26(c)		753	791,930
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(c)(i)		1,662	1,765,875
Madison IAQ LLC(c)
4.13%, 06/30/28		225	225,000
5.88%, 06/30/29		2,313	2,330,347
Mueller Water Products, Inc., 4.00%, 06/15/29(c)		565	584,888
Novafives SAS, 5.00%, 06/15/25(a)	EUR	100	108,306
Platin 1426 GmbH, 5.38%, 06/15/23(a)		100	116,704
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(c) .	USD	405	414,874
Renk AG/Frankfurt am Main, 5.75%, 07/15/25(a)	EUR	229	276,005
Sofima Holding SpA(a)
3.75%, 01/15/28		123	143,546
(3 mo. Euribor + 4.00%), 4.00%, 01/15/28(b)		117	136,600
Stevens Holding Co., Inc., 6.13%, 10/01/26(c)	USD	813	877,024
Terex Corp., 5.00%, 05/15/29(c)		1,651	1,710,849
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(c)		2,649	2,706,549
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR	273	330,068
TK Elevator US Newco Inc., 5.25%, 07/15/27(c)	USD	3,533	3,702,496
Vertical Holdco GmbH
6.63%, 07/15/28(a)	EUR	90	110,693
7.63%, 07/15/28(c)	USD	1,284	1,372,275

			18,675,952

Media — 13.1%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(c)		596	621,175
Altice Financing SA
2.25%, 01/15/25(a)	EUR	170	189,614
3.00%, 01/15/28(a)		196	213,710
5.00%, 01/15/28(c)	USD	1,693	1,632,433
4.25%, 08/15/29(a)	EUR	101	114,799
5.75%, 08/15/29(c)(h)	USD	5,301	5,134,708
Altice France Holding SA(c)
8.00%, 05/15/27	EUR	100	123,248
10.50%, 05/15/27	USD	9,928	10,857,261

Security		Par (000)	Value

Media (continued)
Altice France Holding SA(c) (continued)
6.00%, 02/15/28	USD	2,258	$2,168,753
AMC Networks, Inc.
4.75%, 08/01/25		1,216	1,246,400
4.25%, 02/15/29		684	680,580
Block Communications, Inc., 4.88%, 03/01/28(c)		791	808,797
Cable One, Inc.(c)
1.13%, 03/15/28(n)		1,164	1,181,029
4.00%, 11/15/30		643	640,589
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(c)		751	782,024
5.00%, 02/01/28(c)		262	273,502
5.38%, 06/01/29(c)		2,119	2,288,520
4.75%, 03/01/30(c)		1,252	1,308,935
4.50%, 08/15/30(c)		5,318	5,486,687
4.25%, 02/01/31(c)		1,626	1,654,211
4.50%, 05/01/32		3,180	3,275,400
4.50%, 06/01/33(c)		1,426	1,451,269
4.25%, 01/15/34(c)		5,063	5,015,534
Clear Channel International BV, 6.63%, 08/01/25(c)		1,965	2,046,056
Clear Channel Outdoor Holdings, Inc.(c)
7.75%, 04/15/28		3,117	3,280,642
7.50%, 06/01/29		4,241	4,410,640
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(c)		7,948	8,224,670
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(c)		10,367	10,846,474
CSC Holdings LLC
5.25%, 06/01/24		859	920,144
5.75%, 01/15/30(c)		2,953	3,002,389
4.13%, 12/01/30(c)		1,617	1,586,681
4.63%, 12/01/30(c)		4,090	3,877,218
3.38%, 02/15/31(c)		1,353	1,258,290
4.50%, 11/15/31(c)		2,298	2,269,275
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, 08/15/27(c)		2,271	2,370,356
DISH DBS Corp.
5.88%, 07/15/22		4,569	4,708,926
5.00%, 03/15/23		1,948	2,018,615
7.75%, 07/01/26		2,785	3,144,892
5.13%, 06/01/29		4,997	4,896,011
DISH Network Corp.(n)
2.38%, 03/15/24		1,680	1,636,950
3.38%, 08/15/26		2,495	2,593,552
Frontier Communications Holdings LLC(c)
5.88%, 10/15/27		2,553	2,712,562
5.00%, 05/01/28		3,673	3,856,650
6.75%, 05/01/29		2,518	2,653,342
GCI LLC, 4.75%, 10/15/28(c)		448	470,311
Hughes Satellite Systems Corp., 5.25%, 08/01/26		755	851,262
iHeartCommunications, Inc., 8.38%, 05/01/27		201	214,463
LCPR Senior Secured Financing DAC(c)
6.75%, 10/15/27		3,016	3,196,960
5.13%, 07/15/29		2,237	2,303,998
Liberty Broadband Corp.(c)(n)
1.25%, 09/30/50		2,444	2,481,882
2.75%, 09/30/50		4,421	4,667,001
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(c)(i)		1,659	1,609,472

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	12

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(c)	USD	905	$935,562
Live Nation Entertainment, Inc.(c)
4.88%, 11/01/24		134	135,497
6.50%, 05/15/27		5,230	5,753,000
4.75%, 10/15/27		624	634,131
3.75%, 01/15/28		971	965,235
Lorca Telecom Bondco SA, 4.00%, 09/18/27(a)	EUR	105	122,248
Midas OpCo Holdings LLC, 5.63%, 08/15/29(c)	USD	553	572,217
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(c)		972	1,011,376
News Corp., 3.88%, 05/15/29(c)		688	706,920
Outfront Media Capital LLC/Outfront Media Capital Corp.(c)
5.00%, 08/15/27		1,349	1,383,602
4.25%, 01/15/29		668	662,088
Radiate Holdco LLC/Radiate Finance, Inc.(c)
4.50%, 09/15/26		2,788	2,878,610
6.50%, 09/15/28		6,404	6,529,903
Sable International Finance Ltd., 5.75%, 09/07/27(c)		600	630,000
Scripps Escrow II, Inc., 3.88%, 01/15/29(c)		87	87,304
Sinclair Television Group, Inc., 4.13%, 12/01/30(c)		1,176	1,149,540
Sirius XM Radio, Inc.(c)
3.13%, 09/01/26		2,692	2,729,015
4.00%, 07/15/28		2,879	2,927,583
5.50%, 07/01/29		1,705	1,843,531
4.13%, 07/01/30		410	411,901
3.88%, 09/01/31		3,922	3,831,304
Summer BC Holdco A Sarl, 9.25%, 10/31/27(a)	EUR	180	226,803
Summer BC Holdco B Sarl, 5.75%, 10/31/26(a)		300	364,011
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(a)(i)		151	178,480
TEGNA, Inc., 5.50%, 09/15/24(c)	USD	144	145,616
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(c)		2,000	2,101,000
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(c)		672	618,240
Terrier Media Buyer, Inc., 8.88%, 12/15/27(c)		3,923	4,148,102
Univision Communications, Inc.(c)
5.13%, 02/15/25		800	811,680
6.63%, 06/01/27		696	756,030
UPC Broadband Finco BV, 4.88%, 07/15/31(c)		2,494	2,553,507
UPC Holding BV, 3.88%, 06/15/29(a)	EUR	100	118,895
UPCB Finance VII Ltd., 3.63%, 06/15/29(a)		360	427,952
Videotron Ltd., 3.63%, 06/15/29(c)	USD	1,977	2,004,184
Virgin Media Finance PLC, 3.75%, 07/15/30(a)	EUR	142	166,542
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(c)	USD	795	807,919
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(a)	GBP	100	137,204
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(c)	USD	3,073	3,173,948
WMG Acquisition Corp.
3.88%, 07/15/30(c)		655	681,200
2.25%, 08/15/31(a)	EUR	141	163,182
Ziggo Bond Co. BV(c)
6.00%, 01/15/27	USD	291	300,839
5.13%, 02/28/30		868	890,112

Security		Par (000)	Value

Media (continued)
Ziggo BV
5.50%, 01/15/27(c)	USD	1,368	$1,414,170
2.88%, 01/15/30(a)	EUR	106	123,969
4.88%, 01/15/30(c)	USD	1,365	1,407,656

			194,880,670

Metals & Mining — 3.0%
Allegheny Technologies, Inc.
7.88%, 08/15/23		284	319,500
4.88%, 10/01/29		550	552,062
5.13%, 10/01/31		620	624,774
Arconic Corp.(c)
6.00%, 05/15/25		1,484	1,558,526
6.13%, 02/15/28		2,032	2,153,961
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(c)		4,699	5,080,794
Constellium SE(c)
5.88%, 02/15/26		3,827	3,884,405
5.63%, 06/15/28		1,235	1,297,485
3.75%, 04/15/29		3,074	2,993,830
Freeport-McMoRan, Inc.
5.40%, 11/14/34		262	314,728
5.45%, 03/15/43		4,792	5,900,150
Glencore Funding LLC, Series GLEN, 0.00%, 03/27/25(a)(l)(n)		200	199,414
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(c)		1,645	1,677,077
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(c)		567	628,661
Kaiser Aluminum Corp.(c)
4.63%, 03/01/28		447	461,527
4.50%, 06/01/31		712	729,800
KME SE, 6.75%, 02/01/23(a)	EUR	100	109,520
New Gold, Inc.(c)
6.38%, 05/15/25	USD	239	246,170
7.50%, 07/15/27		2,345	2,412,724
Novelis Corp.(c)
3.25%, 11/15/26		2,518	2,553,705
4.75%, 01/30/30		3,874	4,078,160
3.88%, 08/15/31		3,131	3,096,716
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR	100	120,695
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(c)(h)	USD	659	675,475
thyssenkrupp AG(a)
1.88%, 03/06/23	EUR	127	147,992
2.88%, 02/22/24		100	118,731
United States Steel Corp.
6.25%, 03/15/26	USD	44	45,375
6.88%, 03/01/29		1,838	1,959,703
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(c)		1,154	1,151,115

			45,092,775

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%, 11/01/23(c)		157	164,690

Multi-line Retail — 0.5%
Bath & Body Works, Inc.
6.63%, 10/01/30(c)		737	836,495
6.88%, 11/01/35		2,966	3,722,330
6.75%, 07/01/36		384	476,160

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Multi-line Retail (continued)
Dufry One BV, 2.00%, 02/15/27(a)	EUR	194	$214,090
Marks & Spencer PLC, 4.50%, 07/10/27(a)	GBP	100	143,718
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(c)	USD	2,192	2,326,260

			7,719,053

Offshore Drilling & Other Services(c) — 0.1%
Entegris, Inc.
4.38%, 04/15/28		1,037	1,086,257
3.63%, 05/01/29		535	545,774

			1,632,031

Oil, Gas & Consumable Fuels — 14.4%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(c)		2,544	2,747,520
Antero Midstream Partners LP/Antero Midstream Finance Corp.(c)
7.88%, 05/15/26		2,299	2,513,842
5.75%, 03/01/27		341	352,270
5.38%, 06/15/29		1,137	1,171,110
Antero Resources Corp.(c)
7.63%, 02/01/29		1,310	1,464,580
5.38%, 03/01/30		563	592,923
Apache Corp.
4.25%, 01/15/30		1,125	1,212,210
5.10%, 09/01/40		1,545	1,730,369
5.25%, 02/01/42		359	394,003
5.35%, 07/01/49		305	338,764
Arcosa, Inc., 4.38%, 04/15/29(c)		2,048	2,073,600
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(c)
9.00%, 11/01/27		2,218	3,038,660
8.25%, 12/31/28		56	61,040
5.88%, 06/30/29		2,375	2,426,597
Brand Industrial Services, Inc., 8.50%, 07/15/25(c)		1,889	1,896,084
Buckeye Partners LP
4.13%, 03/01/25(c)		34	35,233
5.85%, 11/15/43		816	816,734
5.60%, 10/15/44		1,073	1,043,493
Callon Petroleum Co.
6.13%, 10/01/24		534	524,778
9.00%, 04/01/25(c)		3,204	3,464,501
8.00%, 08/01/28(c)		3,426	3,383,175
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(a)	EUR	900	1,024,345
Centennial Resource Production LLC, 6.88%, 04/01/27(c)	USD	1,284	1,308,056
Cheniere Energy Partners LP
4.50%, 10/01/29		2,308	2,453,704
4.00%, 03/01/31(c)		4,004	4,192,989
3.25%, 01/31/32(c)		2,675	2,683,827
Cheniere Energy, Inc., 4.63%, 10/15/28		8,593	9,054,874
Chesapeake Energy Corp., 5.88%, 02/01/29(c)		96	102,571
CITGO Petroleum Corp.(c)
7.00%, 06/15/25		1,453	1,485,692
6.38%, 06/15/26		1,302	1,328,040
CNX Midstream Partners LP, 4.75%, 04/15/30(c)		502	509,768
CNX Resources Corp., 6.00%, 01/15/29(c)		278	293,985
Colgate Energy Partners III LLC(c)
7.75%, 02/15/26		647	680,968

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Colgate Energy Partners III LLC(c) (continued)
5.88%, 07/01/29	USD	1,651	$1,663,382
Comstock Resources, Inc.(c)
7.50%, 05/15/25		933	969,928
6.75%, 03/01/29		2,877	3,107,160
5.88%, 01/15/30		1,657	1,723,280
Continental Resources, Inc.
4.50%, 04/15/23		146	151,293
4.90%, 06/01/44		537	601,440
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(c)		2,021	2,149,435
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)		3,881	3,972,009
DCP Midstream Operating LP
6.45%, 11/03/36(c)		1,282	1,592,988
6.75%, 09/15/37(c)		2,344	3,023,760
5.60%, 04/01/44		22	25,630
DT Midstream, Inc.(c)
4.13%, 06/15/29		2,468	2,502,700
4.38%, 06/15/31		3,139	3,233,170
Dycom Industries, Inc., 4.50%, 04/15/29(c)		564	566,383
eG Global Finance PLC
4.38%, 02/07/25(a)	EUR	133	153,073
6.75%, 02/07/25(c)	USD	1,613	1,649,292
6.25%, 10/30/25(a)	EUR	463	547,847
8.50%, 10/30/25(c)	USD	1,586	1,651,422
Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 01/30/26(c)		3,785	3,945,484
Energy Transfer LP, Series H, (5 year CMT + 5.69%), 6.50%(b)(k)		3,372	3,511,500
EnLink Midstream LLC
5.63%, 01/15/28(c)		899	957,201
5.38%, 06/01/29		474	501,480
EnLink Midstream Partners LP
4.40%, 04/01/24		1,638	1,702,570
4.15%, 06/01/25		108	111,297
4.85%, 07/15/26		297	311,761
5.60%, 04/01/44		1,316	1,256,780
5.05%, 04/01/45		220	200,750
EQM Midstream Partners LP
6.00%, 07/01/25(c)		1,338	1,466,716
4.13%, 12/01/26		361	370,819
6.50%, 07/01/27(c)		1,929	2,169,643
4.50%, 01/15/29(c)		981	1,017,788
4.75%, 01/15/31(c)		2,084	2,167,402
EQT Corp.
3.13%, 05/15/26(c)		984	1,008,718
3.90%, 10/01/27		1,622	1,755,377
5.00%, 01/15/29		271	305,132
7.50%, 02/01/30		880	1,132,736
3.63%, 05/15/31(c)		276	287,592
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25		350	348,250
8.00%, 01/15/27		1,093	1,106,663
7.75%, 02/01/28		188	187,823
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(c)		634	643,691
Harvest Midstream I LP, 7.50%, 09/01/28(c)		315	335,522

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	14

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Hess Midstream Operations LP, 4.25%, 02/15/30(c)	USD	1,396	$1,411,705
Independence Energy Finance LLC, 7.25%, 05/01/26(c)		2,211	2,276,689
ITT Holdings LLC, 6.50%, 08/01/29(c)		1,889	1,905,529
MasTec, Inc., 4.50%, 08/15/28(c)		1,122	1,171,087
Matador Resources Co., 5.88%, 09/15/26		5,187	5,361,802
Murphy Oil Corp.
5.75%, 08/15/25		833	859,839
6.38%, 12/01/42		141	142,076
Murphy Oil USA, Inc., 4.75%, 09/15/29		928	982,520
Neptune Energy Bondco PLC, 6.63%, 05/15/25(c)		200	205,750
New Fortress Energy, Inc.(c)
6.75%, 09/15/25		5,338	5,137,825
6.50%, 09/30/26		6,468	6,185,025
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(c)		1,131	1,152,206
NGPL PipeCo LLC, 7.77%, 12/15/37(c)		1,640	2,350,314
Northern Oil and Gas, Inc., 8.13%, 03/01/28(c)		2,707	2,891,753
NuStar Logistics LP
5.75%, 10/01/25		719	774,723
6.00%, 06/01/26		908	980,640
6.38%, 10/01/30		75	82,500
Occidental Petroleum Corp.
6.95%, 07/01/24		363	410,190
5.50%, 12/01/25		450	498,375
5.55%, 03/15/26		164	182,040
3.00%, 02/15/27		25	24,981
8.88%, 07/15/30		164	222,783
6.13%, 01/01/31		1,235	1,482,587
4.30%, 08/15/39		2,394	2,361,154
6.20%, 03/15/40		3,730	4,392,821
4.50%, 07/15/44		1,464	1,471,042
4.63%, 06/15/45		2,459	2,514,327
6.60%, 03/15/46		57	71,535
4.40%, 04/15/46		2,413	2,406,606
4.10%, 02/15/47		340	323,306
4.20%, 03/15/48		1,598	1,530,085
4.40%, 08/15/49		472	463,150
Ovintiv Exploration, Inc., 5.38%, 01/01/26		211	238,570
Ovintiv, Inc.
7.38%, 11/01/31		485	657,881
6.50%, 08/15/34		314	423,485
Parkland Corp., 5.88%, 07/15/27(c)		1,223	1,296,380
PDC Energy, Inc.
6.13%, 09/15/24		711	721,665
6.25%, 12/01/25		298	302,470
Range Resources Corp.
4.88%, 05/15/25		464	489,891
9.25%, 02/01/26		114	124,266
Rockcliff Energy II LLC, 5.50%, 10/15/29(c)(h)		1,095	1,111,425
SM Energy Co.
10.00%, 01/15/25(c)		4,914	5,480,977
5.63%, 06/01/25		380	382,177
6.75%, 09/15/26		604	616,859
6.50%, 07/15/28		549	568,391
Southwestern Energy Co.
6.45%, 01/23/25		41	45,144
8.38%, 09/15/28		370	419,110

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co. (continued)
5.38%, 02/01/29(c)	USD	2,640	$2,824,298
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27		339	352,984
5.88%, 03/15/28		808	852,440
Tap Rock Resources LLC, 7.00%, 10/01/26(c)		3,179	3,254,501
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26		1,082	1,130,014
5.38%, 02/01/27		188	194,806
6.50%, 07/15/27		786	847,489
6.88%, 01/15/29		602	674,526
5.50%, 03/01/30		1,989	2,174,847
4.88%, 02/01/31		1,250	1,348,437
4.00%, 01/15/32(c)		783	809,191
Transocean, Inc., 11.50%, 01/30/27(c)		965	993,950
UGI International LLC, 3.25%, 11/01/25(a)	EUR	100	117,443
Venture Global Calcasieu Pass LLC(c)
3.88%, 08/15/29	USD	4,153	4,277,798
4.13%, 08/15/31		3,781	3,941,692
Vine Energy Holdings LLC, 6.75%, 04/15/29(c)		3,217	3,472,365
Western Midstream Operating LP
4.75%, 08/15/28		145	158,091
5.45%, 04/01/44		1,561	1,793,027
5.30%, 03/01/48		2,255	2,598,887
5.50%, 08/15/48		576	673,920
6.50%, 02/01/50		3,291	3,872,783

			213,956,337

Personal Products — 0.1%
Coty, Inc.
4.00%, 04/15/23(a)	EUR	200	232,972
3.88%, 04/15/26(a)		206	244,051
4.75%, 04/15/26(a)		100	116,916
6.50%, 04/15/26(c)	USD	100	102,465
Edgewell Personal Care Co., 5.50%, 06/01/28(c)		472	498,493

			1,194,897

Pharmaceuticals — 3.3%
180 Medical, Inc., 3.88%, 10/15/29(h)		754	754,000
Almirall SA, 2.13%, 09/30/26(a)	EUR	100	116,704
Bausch Health Americas, Inc., 9.25%, 04/01/26(c)	USD	306	326,800
Bausch Health Cos., Inc.(c)
6.13%, 04/15/25		290	295,989
9.00%, 12/15/25		339	357,806
5.75%, 08/15/27		1,292	1,353,370
7.00%, 01/15/28		1,393	1,427,407
5.00%, 01/30/28		1,385	1,313,977
4.88%, 06/01/28		1,102	1,141,948
5.00%, 02/15/29		2,500	2,328,125
6.25%, 02/15/29		2,338	2,313,498
7.25%, 05/30/29		2,892	2,963,866
5.25%, 01/30/30		949	884,943
5.25%, 02/15/31		225	206,912
Cheplapharm Arzneimittel GmbH
3.50%, 02/11/27(a)	EUR	166	194,449
4.38%, 01/15/28(a)		100	120,468
5.50%, 01/15/28(c)	USD	1,643	1,702,263
Elanco Animal Health, Inc., 5.90%, 08/28/28		241	281,970
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/27(c)		1,794	1,797,983

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., 6.13%, 04/01/29(c)	USD	2,740	$2,740,000
Gruenenthal GmbH(a)
3.63%, 11/15/26	EUR	100	120,135
4.13%, 05/15/28		217	263,357
Jaguar Holding Co. II/PPD Development LP(c)
4.63%, 06/15/25	USD	529	549,499
5.00%, 06/15/28		3,623	3,899,580
Jazz Securities DAC, 4.38%, 01/15/29(c)		2,194	2,273,642
Nidda BondCo GmbH(a)
5.00%, 09/30/25	EUR	100	115,377
7.25%, 09/30/25		237	278,772
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(a)		300	345,072
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.88%, 04/30/28(a)		120	141,839
4.13%, 04/30/28(c)	USD	4,094	4,175,880
5.13%, 04/30/31(c)		3,727	3,914,654
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(c)		1,540	1,599,598
Par Pharmaceutical, Inc., 7.50%, 04/01/27(c)		4,313	4,393,869
PRA Health Sciences, Inc., 2.88%, 07/15/26(c)		2,163	2,184,630
Prestige Brands, Inc., 3.75%, 04/01/31(c)		834	804,810
Rossini Sarl, 6.75%, 10/30/25(a)	EUR	201	241,536
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/25		100	125,196
4.50%, 03/01/25		200	240,401
1.88%, 03/31/27(a)		100	107,929
1.63%, 10/15/28(a)		100	104,925
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/25	USD	200	217,475

			48,720,654

Professional Services(h) — 0.6%
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/29		2,559	2,559,000
5.25%, 10/01/29		5,737	5,737,000

			8,296,000

Real Estate Management & Development — 0.8%
Adler Group SA(a)
3.25%, 08/05/25	EUR	200	203,870
2.75%, 11/13/26		200	198,078
Aedas Homes Opco SLU, 4.00%, 08/15/26(a)		100	119,762
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(c)	USD	1,518	1,647,030
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24(a)	EUR	100	110,032
DIC Asset AG, 2.25%, 09/22/26(a)		200	227,720
Fastighets AB Balder, (5 year EUR Swap + 3.19%), 2.87%, 06/02/81(a)(b)		175	199,924
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(c)	USD	2,113	2,208,085
Heimstaden Bostad AB(a)(b)(k)
(5 year EUR Swap + 3.15%), 2.63%	EUR	200	225,878
(5 year EUR Swap + 3.91%), 3.38%		100	118,615
Howard Hughes Corp.(c)
5.38%, 08/01/28	USD	1,334	1,405,702
4.13%, 02/01/29		943	944,179
4.38%, 02/01/31		883	888,218

Security		Par (000)	Value

Real Estate Management & Development (continued)
Kennedy-Wilson, Inc., 4.75%, 02/01/30	USD	747	$758,392
Realogy Group LLC/Realogy Co-Issuer Corp.(c)
7.63%, 06/15/25		684	730,478
5.75%, 01/15/29		1,555	1,612,939

			11,598,902

Road & Rail — 0.2%
Autostrade per l’Italia SpA(a)
1.88%, 11/04/25	EUR	100	120,378
2.00%, 01/15/30		279	338,854
CMA CGM SA, 7.50%, 01/15/26(a)		215	275,569
Danaos Corp., 8.50%, 03/01/28(c)	USD	161	177,905
Getlink SE, 3.50%, 10/30/25(a)	EUR	220	263,680
Seaspan Corp., 5.50%, 08/01/29(c)	USD	1,861	1,899,746

			3,076,132

Semiconductors & Semiconductor Equipment — 1.0%
ams AG, 2.13%, 11/03/27(a)	EUR	100	114,464
Atkore, Inc., 4.25%, 06/01/31(c)	USD	908	935,240
Microchip Technology, Inc., 4.25%, 09/01/25		3,008	3,145,558
ON Semiconductor Corp., 3.88%, 09/01/28(c)		1,700	1,755,250
Sensata Technologies BV(c)
5.63%, 11/01/24		1,400	1,549,506
5.00%, 10/01/25		2,021	2,225,626
4.00%, 04/15/29		1,771	1,802,789
Sensata Technologies, Inc.(c)
4.38%, 02/15/30		2,001	2,152,996
3.75%, 02/15/31		146	146,999
Synaptics, Inc., 4.00%, 06/15/29(c)		1,094	1,119,239

			14,947,667

Software — 2.5%
ACI Worldwide, Inc., 5.75%, 08/15/26(c)		1,657	1,731,565
Black Knight InfoServ LLC, 3.63%, 09/01/28(c)		1,997	2,006,985
Boxer Parent Co., Inc.
6.50%, 10/02/25(a)	EUR	373	453,626
7.13%, 10/02/25(c)	USD	1,099	1,173,018
9.13%, 03/01/26(c)		3,346	3,508,482
Cedacri Mergeco SpA, (3 mo. Euribor + 4.63%), 4.63%, 05/15/28(a)(b)	EUR	163	189,755
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	USD	1,451	1,446,139
Elastic NV, 4.13%, 07/15/29(c)		2,011	2,021,055
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28(c)		959	944,615
MicroStrategy, Inc., 6.13%, 06/15/28(c)		1,778	1,795,780
MSCI, Inc.(c)
3.63%, 09/01/30		1,263	1,305,626
3.88%, 02/15/31		1,091	1,144,186
3.63%, 11/01/31		798	830,379
3.25%, 08/15/33		976	987,185
Nuance Communications, Inc., 5.63%, 12/15/26		884	914,940
Open Text Corp., 3.88%, 02/15/28(c)		94	95,880
Open Text Holdings, Inc., 4.13%, 02/15/30(c)		1,365	1,402,538
Playtika Holding Corp., 4.25%, 03/15/29(c)		2,328	2,335,426
PTC, Inc., 4.00%, 02/15/28(c)		493	505,941
Rocket Software, Inc., 6.50%, 02/15/29(c)		2,044	2,023,560
SS&C Technologies, Inc., 5.50%, 09/30/27(c)		5,376	5,676,693
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(c)		5,216	5,424,640

			37,918,014

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	16

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail — 1.1%
Douglas GmbH, 6.00%, 04/08/26(a)	EUR	100	$117,596
Gap, Inc.(c)
3.63%, 10/01/29	USD	546	547,365
3.88%, 10/01/31		424	424,000
Goldstory SASU, 5.38%, 03/01/26(a)	EUR	100	119,947
PetSmart, Inc./PetSmart Finance Corp.(c)
4.75%, 02/15/28	USD	1,897	1,949,167
7.75%, 02/15/29		6,375	6,956,719
Staples, Inc.(c)
7.50%, 04/15/26		4,814	4,882,479
10.75%, 04/15/27		858	835,478
Tendam Brands SAU, (3 mo. Euribor + 5.25%), 5.25%, 09/15/24(a)(b)	EUR	100	115,105

			15,947,856

Textiles, Apparel & Luxury Goods — 0.3%
BK LC Lux Finco1 Sarl, 5.25%, 04/30/29(a)		100	120,179
Crocs, Inc.(c)
4.25%, 03/15/29	USD	870	895,291
4.13%, 08/15/31		1,080	1,088,100
European TopSoho Sarl, Series SMCP, 4.00%, 09/21/21(a)(d)(j)	EUR	200	200,654
Hanesbrands, Inc., 5.38%, 05/15/25(c)	USD	277	289,985
Levi Strauss & Co., 3.50%, 03/01/31(c)		616	622,160
William Carter Co.(c)
5.50%, 05/15/25		264	277,385
5.63%, 03/15/27		543	562,901
Wolverine World Wide, Inc., 4.00%, 08/15/29(c)		554	559,540

			4,616,195

Thrifts & Mortgage Finance — 0.6%
Enact Holdings, Inc., 6.50%, 08/15/25(c)		2,613	2,852,795
Home Point Capital, Inc., 5.00%, 02/01/26(c)		1,171	1,061,535
Jerrold Finco PLC, 5.25%, 01/15/27(a)	GBP	140	195,785
MGIC Investment Corp., 5.25%, 08/15/28	USD	857	914,462
Nationstar Mortgage Holdings, Inc.(c)
6.00%, 01/15/27		422	441,750
5.50%, 08/15/28		967	996,010
5.13%, 12/15/30		713	714,576
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(c)(h)
2.88%, 10/15/26		1,022	998,698
4.00%, 10/15/33		1,033	1,025,252

			9,200,863

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28(a)	EUR	226	274,748

Transportation Infrastructure(a) — 0.0%
Atlantia SpA, 1.88%, 02/12/28		128	154,177
Heathrow Finance PLC, 4.63%, 09/01/29(m)	GBP	215	294,338

			448,515

Utilities — 0.4%
Consensus Cloud Solutions, Inc.(c)(h)
6.00%, 10/15/26	USD	386	396,615
6.50%, 10/15/28		475	492,931
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(c)		2,301	2,398,793

Security		Par (000)	Value

Utilities (continued)
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(c)	USD	589	$631,205
Thames Water Kemble Finance PLC, 4.63%, 05/19/26(a)	GBP	252	353,751
Vistra Operations Co. LLC, 4.38%, 05/01/29(c)	USD	1,257	1,264,705

			5,538,000

Wireless Telecommunication Services — 3.6%
Altice France SA
2.50%, 01/15/25(a)	EUR	169	192,140
7.38%, 05/01/26(c)	USD	379	393,250
5.88%, 02/01/27(a)	EUR	100	121,089
8.13%, 02/01/27(c)	USD	3,783	4,070,508
5.50%, 01/15/28(c)		1,997	2,030,400
4.13%, 01/15/29(a)	EUR	200	229,064
5.13%, 01/15/29(c)	USD	794	778,120
5.13%, 07/15/29(c)		6,186	6,065,218
4.25%, 10/15/29(a)(h)	EUR	147	168,149
5.50%, 10/15/29(c)(h)	USD	2,590	2,563,796
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31		511	551,165
Matterhorn Telecom SA, 4.00%, 11/15/27(a)	EUR	300	355,574
Oi Movel SA, 8.75%, 07/30/26(a)	USD	200	204,000
SBA Communications Corp., 3.88%, 02/15/27		6,017	6,235,116
Sprint Corp.
7.88%, 09/15/23		924	1,032,431
7.13%, 06/15/24		764	869,585
T-Mobile USA, Inc.
4.75%, 02/01/28		357	379,313
2.63%, 02/15/29		1,928	1,948,358
2.88%, 02/15/31		2,826	2,850,021
3.50%, 04/15/31(c)		2,011	2,120,870
3.50%, 04/15/31		1,985	2,093,450
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(c)
7.88%, 02/15/25		1,089	1,150,637
6.50%, 02/15/29		2,528	2,600,465
VICI Properties LP/VICI Note Co., Inc.(c)
3.50%, 02/15/25		560	571,200
4.25%, 12/01/26		2,664	2,782,095
3.75%, 02/15/27		1,223	1,265,805
4.63%, 12/01/29		1,285	1,381,375
4.13%, 08/15/30		3,142	3,330,520
Vmed O2 UK Financing I PLC
4.00%, 01/31/29(a)	GBP	200	271,501
4.25%, 01/31/31(c)	USD	257	256,358
4.50%, 07/15/31(a)	GBP	201	276,244
4.75%, 07/15/31(c)	USD	3,724	3,804,736
Vodafone Group PLC, (5 year EUR Swap + 3.23%), 3.00%, 08/27/80(a)(b)	EUR	100	119,221

			53,061,774

Total Corporate Bonds — 118.3% (Cost: $1,681,615,497)			1,756,485,101

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Floating Rate Loan Interests(b)

Aerospace & Defense — 0.5%
Peraton Holding Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 02/01/29	USD	1,611	$1,641,206
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28		4,734	4,734,732
Spirit Aerosystems, Inc., 2020 Term Loan B, (1 mo. LIBOR + 5.25%, 0.75% Floor), 6.00%, 01/15/25		1,025	1,028,246
WP CPP Holdings LLC, 2018 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/30/25		320	311,242

			7,715,426

Air Freight & Logistics — 0.0%
AIT Worldwide Logistics, Inc, 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 03/31/28		388	388,971

Airlines — 0.8%
AAdvantage Loyalty IP Ltd./American Airlines, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/20/28		3,424	3,539,038
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/11/28		1,924	1,930,407
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/21/27		962	1,021,529
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/20/27		1,648	1,751,725
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28.		3,595	3,617,008

			11,859,707

Auto Components — 0.1%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/30/26		1,242	1,235,497

Banks — 0.2%
Directv Financing LLC, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/22/27		2,689	2,337,724

Building Products — 0.2%
CP Atlas Buyer, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/23/27		513	510,503
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24		391	391,160
Standard Industries, Inc., 2021 Term Loan B, 09/22/28(o)		2,617	2,618,413

			3,520,076

Capital Markets — 0.1%
AQGEN Ascensus, Inc., 2021 2nd Lien Term Loan, (2 mo. LIBOR + 6.50%, 0.50% Floor), 7.00%, 08/02/29(f)		739	731,610
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 04/07/28		1,206	1,242,180

			1,973,790

Chemicals — 1.0%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26		2,339	2,364,438

Security		Par (000)	Value

Chemicals (continued)
Atotech BV, 2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 03/18/28	USD	2,560	$2,555,848
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 06/30/27		2,057	2,052,754
Invictus Technical Solutions LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.83%, 03/30/26		298	297,721
Invictus US LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 03/28/25		1,984	1,977,800
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, (6 mo. LIBOR + 4.75%, 0.50% Floor), 5.25%, 02/12/26		548	549,276
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.34%, 05/15/24		2,690	2,684,374
New Arclin U.S. Holding Corp.(o)
2021 Delayed Draw Term Loan, 09/30/28		130	129,668
2021 Term Loan, 09/30/28		889	888,225
WR Grace & Co., 2021 Term Loan B, 09/22/28(o)		1,728	1,733,409

			15,233,513

Commercial Services & Supplies — 0.7%
Asurion LLC, 2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.33%, 12/23/26		2,233	2,198,824
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.33%, 12/12/25		488	488,097
GFL Environmental, Inc., 2020 Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 05/30/25		544	544,612
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.08%, 08/27/25		6,630	6,635,247

			9,866,780

Construction & Engineering — 0.9%
Brand Industrial Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		13,812	13,679,901

Construction Materials — 0.0%
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		438	438,014

Containers & Packaging — 0.2%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/03/24		2,885	2,822,764
Charter NEX US, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		466	466,879

			3,289,643

Diversified Consumer Services — 0.2%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 3.58%, 01/29/27		364	363,477
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		557	556,543
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%, 0.50% Floor), 5.00%, 01/15/27		408	408,994
TruGreen Limited Partnership, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.50%), 9.50%, 11/02/28(f)		868	878,850

			2,207,864

Diversified Financial Services — 1.1%
Delta TopCo, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		2,292	2,294,045
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (1 Week LIBOR + 4.00%, 0.50% Floor), 4.50%, 02/16/28		543	544,476

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	18

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
KKR Apple Bidco LLC(o)
2021 2nd Lien Term Loan, 07/13/29	USD	144	$146,071
2021 Term Loan, 09/22/28		585	584,163
LBM Acquisition LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27		263	260,128
Milano Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		4,244	4,250,467
Sovos Compliance, LLC, 2021 Term Loan, (3 mo. LIBOR + 4.50%), 5.00%, 08/11/28		822	826,233
Veritas US, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/01/25		4,572	4,587,612
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27		2,911	2,917,610

			16,410,805

Diversified Telecommunication Services — 1.4%
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/01/28		1,620	1,616,392
Intelsat Jackson Holdings SA
2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23		1,231	1,244,588
2017 Term Loan B4, (PRIME + 5.50%), 8.75%, 01/02/24		1,899	1,926,504
2017 Term Loan B5, (Fixed + 8.62%), 8.63%, 01/02/24		10,040	10,181,997
2021 DIP Term Loan, (3 mo. LIBOR + 4.75%, 1.00% Floor), 3.60%, 10/13/22		5,060	5,089,885
Northwest Fiber LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%), 3.83%, 04/30/27		1,123	1,121,050

			21,180,416

Electrical Equipment — 0.1%
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 03/31/27		1,241	1,237,995

Energy Equipment & Services — 0.2%
New Arclin U.S. Holding Corp., 2021 2nd Lien Term Loan, 09/30/29(f)(o)		2,814	2,792,895

Entertainment — 0.2%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 7.00%, 11/12/25(f)		2,091	2,138,249

Health Care Equipment & Supplies — 0.1%
Ortho-Clinical Diagnostics SA
2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 06/30/25		455	454,645
EUR Term Loan B, (EURIBOR + 3.50%), 3.50%, 06/30/25	EUR	952	1,101,901

			1,556,546

Health Care Providers & Services — 1.1%
Da Vinci Purchaser Corp., 2019 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/08/27	USD	2,125	2,131,922
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.83%, 10/10/25		3,801	3,373,073
EyeCare Partners LLC
2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%), 8.38%, 02/18/28(f)		3,500	3,482,499
2020 Term Loan, (3 mo. LIBOR + 3.75%), 3.88%, 02/18/27		744	739,447

Security		Par (000)	Value

Health Care Providers & Services (continued)
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 2.75%), 2.88%, 07/02/25	USD	987	$961,009
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 08/06/26		992	991,928
LifePoint Health, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 11/16/25		442	441,024
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 04/29/25		1,453	1,453,845
Sotera Health Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 12/11/26		2,375	2,367,091

			15,941,838

Health Care Services — 0.1%
Azalea Topco, Inc., Term Loan, (1 mo. LIBOR + 3.50%), 3.63%, 07/24/26		980	973,675
Medical Solutions LLC, 2021 2nd Lien Term Loan, 10/01/29(o)		738	730,620

			1,704,295

Health Care Technology — 0.7%
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.38%, 02/11/26		681	681,941
Polaris Newco LLC, USD Term Loan B, (6 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 06/02/28		2,071	2,074,894
Verscend Holdings Corp., 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 7.50%, 02/01/29(f)		8,084	8,124,420

			10,881,255

Hotels, Restaurants & Leisure — 0.6%
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 12/23/24		1,488	1,478,698
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.58%, 07/21/25		896	896,234
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23		2,068	2,057,447
Golden Nugget, Inc., 2020 Initial Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(f)		292	315,109
Great Canadian Gaming Corp., Term Loan, 11/01/26(o)		303	303,833
IRB Holding Corp., 2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27		2,020	2,022,262
Life Time Fitness, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/16/24		1,337	1,346,465

			8,420,048

Household Durables — 0.1%
Springs Windows Fashions LLC, 2021 Term Loan B, 10/06/28(o)		1,475	1,463,023

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.08%, 08/12/26		93	91,794

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Industrial Conglomerates — 0.2%
PSAV Holdings Corp., 2018 2nd Lien Term Loan, (6 mo. LIBOR + 7.25%, 1.00% Floor), 8.25%, 09/01/25	USD	1,279	$991,354
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		1,796	1,819,599

			2,810,953

Insurance — 0.7%
Alliant Holdings Intermediate LLC 2020 Term Loan B3, (1 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/05/27		761	760,687
Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 05/09/25		1,985	1,968,536
HUB International Ltd., 2018 Term Loan B, (3 mo. LIBOR + 2.75%), 2.88%, 04/25/25		1,389	1,375,199
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%), 3.75%, 09/01/27		1,048	1,047,361
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 12/31/25		3,583	3,553,718
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 09/03/26		1,254	1,250,220
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		536	536,047

			10,491,768

Interactive Media & Services — 0.3%
Camelot Finance SA, 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/30/26		638	639,575
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		3,877	3,908,812

			4,548,387

Internet & Direct Marketing Retail — 0.1%
CNT Holdings I Corp., 2020 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/08/27		1,266	1,266,437

IT Services — 1.6%
Banff Merger Sub Inc, 2021 USD 2nd Lien Term Loan, 02/27/26(f)(o)		2,250	2,275,313
Banff Merger Sub, Inc., 2021 USD Term Loan, (3 mo. LIBOR + 3.75%), 3.88%, 10/02/25		2,005	1,992,503
Celestial -Saturn Parent, Inc., 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.50% Floor), 7.00%, 06/04/29(f)		1,413	1,441,260
Greeneden US Holdings II LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27		1,466	1,470,244
Optiv Security, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/01/24		2,232	2,199,344
Peak 10 Holding Corp. 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 08/01/24		860	796,940

Security		Par (000)	Value

IT Services (continued)
Peak 10 Holding Corp. (continued) 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%), 7.33%, 08/01/25	USD	420	$385,174
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 02/12/27		2,317	2,263,799
Sophia LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 10/09/28		10,251	10,564,988
TierPoint LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.50%, 05/05/26		901	902,027

			24,291,592

Life Sciences Tools & Services — 0.3%
ICON Luxembourg Sarl
LUX Term Loan, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 07/03/28		2,156	2,163,072
US Term Loan, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 07/03/28		537	538,709
Parexel International Corp., Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 09/27/24		1,907	1,904,832

			4,606,613

Machinery — 0.7%
Madison IAQ LLC, Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 06/21/28		539	538,746
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 5.08%, 09/21/26		2,336	2,346,006
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 3.17%, 03/28/25		7,450	7,309,276

			10,194,028

Media — 1.2%
Altice Financing SA, 2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.88%, 07/15/25		239	235,500
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.12%, 08/14/26		998	993,529
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.63%, 08/21/26		6,258	6,123,034
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/11/26		1,008	1,008,326
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		473	453,206
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 09/13/24		1,984	1,977,729
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.34%, 02/12/29		288	292,049
Radiate Holdco LLC, 2020 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/25/26		193	192,479
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 03/09/27		6,160	6,102,338

			17,378,190

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	20

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining — 0.0%
Grinding Media Inc., 2021 Term Loan B, 09/22/28(f)(o)	USD	513	$513,641

Oil, Gas & Consumable Fuels — 0.7%
Ascent Resources Utica LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 10.00%, 11/01/25		9,529	10,418,184
McDermott Technology Americas, Inc., 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 06/30/24(f)		90	49,719

			10,467,903

Pharmaceuticals — 0.2%
Endo Luxembourg Finance Co. I Sarl, 2021 Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 03/27/28		2,487	2,427,987

Professional Services — 0.2%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.34%, 02/06/26		3,033	3,029,705

Software — 3.7%
Barracuda Networks, Inc., 2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 10/30/28		958	968,269
Castle US Holding Corp., USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.88%, 01/29/27		1,178	1,167,614
Cloudera, Inc.(o)
2021 2nd Lien Term Loan, 08/10/29(f)		1,463	1,455,685
2021 Term Loan, 08/10/28		4,172	4,164,198
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.43%, 05/28/24		1,703	1,642,138
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		506	519,283
2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/30/27		1,392	1,391,479
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.88%, 03/11/28		662	661,036
Informatica LLC
2020 USD 2nd Lien Term Loan, (Fixed + 7.12%), 7.13%, 02/25/25		2,634	2,668,242
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 02/25/27		2,253	2,244,794
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/27/28		4,374	4,372,644
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%), 9.00%, 07/27/29(f)		2,293	2,290,134
Mitchell International, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.33%, 11/29/24		2,366	2,361,884
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.33%, 12/01/25		613	611,910
Planview Parent, Inc., 2nd Lien Term Loan, (1 Week LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/17/28		850	845,750
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.09%, 04/26/24		1,003	1,002,524

Security		Par (000)	Value

Software (continued)
Proof Point, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 6.25%, 0.50% Floor), 6.75%, 08/31/29(f)	USD	2,006	$2,026,060
Proofpoint, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 08/31/28		1,334	1,326,663
RealPage, Inc.
1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 04/24/28		1,799	1,792,811
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.75% Floor), 7.25%, 04/22/29		6,751	6,886,371
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.33%, 05/30/25		1,781	1,765,201
Sabre GLBL, Inc.
2021 Term Loan B1, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 12/17/27		885	879,213
2021 Term Loan B2, (1 mo. LIBOR + 3.50%), 4.00%, 12/17/27		1,410	1,397,983
Severin Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.34%, 08/01/25		3,686	3,664,216
Sophia LP, 2020 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/07/27		3,372	3,382,750
Tempo Acquisition LLC
2020 Extended Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 11/02/26		171	171,057
Term Loan, (1 mo. LIBOR + 2.75%), 2.83%, 05/01/24		215	214,410
Tibco Software, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.34%, 03/03/28		1,576	1,590,972
Ultimate Software Group, Inc.
2021 Incremental Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 05/04/26		878	879,315
Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 05/04/26		563	563,427

			54,908,033

Specialty Retail — 0.3%
PetSmart, Inc., 2021 Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28		3,167	3,171,529
Staples, Inc., 7 Year Term Loan, (3 mo. LIBOR + 5.00%), 5.13%, 04/16/26		843	802,089

			3,973,618

Trading Companies & Distributors — 0.0%
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 3.75%, 02/03/28		568	563,950

Wireless Telecommunication Services — 0.2%
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.84%, 06/10/27		2,501	2,498,242

Total Floating Rate Loan Interests — 21.0% (Cost: $308,872,724)			311,537,112

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Shares	Value

Investment Companies

Equity Funds — 0.6%
HYT Subsidary LLC		32,168	$1,511,915
iShares Preferred & Income Securities ETF(p)		203,000	7,878,430

			9,390,345

Total Investment Companies — 0.6% (Cost: $12,282,862)			9,390,345

		Par (000)

Preferred Securities

Capital Trusts — 2.2%

Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(b)(k)	USD	655	754,069

Banks(b)(k) — 0.1%
CaixaBank SA, 6.38%(a)	EUR	200	250,164
CIT Group, Inc., Series A, 5.80%	USD	1,647	1,681,999

			1,932,163

Diversified Financial Services(b)(k) — 1.8%
Banco Santander SA, 4.38%(a)	EUR	200	241,870
Bank of America Corp.
Series AA, 6.10%	USD	130	144,967
Series X, 6.25%		2,242	2,466,200
Series Z, 6.50%		1,634	1,828,446
Barclays PLC, 4.38%		2,490	2,488,257
Credit Suisse Group AG(c)
6.38%		1,658	1,819,655
5.25%		1,077	1,126,811
6.25%		200	215,478
HSBC Holdings PLC, 6.00%		2,298	2,519,183
JPMorgan Chase & Co.
Series FF, 5.00%		5,918	6,176,912
Series HH, 4.60%		1,416	1,447,860
Series Q, 5.15%		850	874,438
Series U, 6.13%		4,228	4,550,385
UniCredit SpA, 3.88%(a)	EUR	200	226,429

			26,126,891

Diversified Telecommunication Services(a)(b)(k) — 0.1%
Telefonica Europe BV
5.88%		200	256,864
4.38%		600	753,259

			1,010,123

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26(a)		320	378,341

Food & Staples Retailing — 0.0%
Casino Guichard Perrachon SA, 3.99%(a)(b)(k)		100	82,301

Health Care Providers & Services — 0.0%
Korian SA, 4.13%(a)(b)(k)	GBP	200	268,881

Internet & Direct Marketing Retail — 0.0%
Rakuten Group, Inc., 4.25%(a)(b)(k)	EUR	225	262,865

Security		Par (000)	Value

Oil, Gas & Consumable Fuels(a)(b)(k) — 0.0%
Abertis Infraestructuras Finance BV, 3.25%	EUR	200	$237,609
BP Capital Markets PLC, 4.25%	GBP	125	178,900
Repsol International Finance BV
3.75%	EUR	100	123,333
4.25%		100	126,851

			666,693
Transportation Infrastructure — 0.0%
Poste Italiane SpA, 2.63%(a)(b)(k)		200	229,643

Utilities(a)(b)(k) — 0.1%
Electricite de France SA
3.00%		200	240,740
2.88%		200	239,259
3.38%		400	487,114
6.00%	GBP	100	148,714

			1,115,827
Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 4.20%, 10/03/78(a)(b)	EUR	200	261,787

Total Capital Trusts — 2.2%			33,089,584

		Shares

Preferred Stocks — 0.9%

Banks — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $666,513)(e)		680,898	7,006

Commercial Services & Supplies — 0.1%
Verscend Intermediate Holding(f)		790	867,567

Insurance — 0.1%
Alliant Holdings, Inc.(f)		1,431	1,491,087

Interactive Media & Services — 0.7%
ByteDance Ltd., Series E, (Acquired 11/11/20, Cost: $7,000,256)(e)(f)		63,886	10,717,309

Total Preferred Stocks — 0.9%			13, 082,969

Total Preferred Securities — 3.1% (Cost: $41,092,150)			46,172,553

Total Long-Term Investments — 146.4% (Cost: $2,106,882,499)			2,174,169,648

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(p)(q)		2,805,732	2,805,732

Total Short-Term Securities — 0.2% (Cost: $2,805,732)			2,805,732

Options Purchased — 0.0% (Cost: $5,797)			13,996

Total Investments — 146.6% (Cost: $2,109,694,028)			2,176,989,376

Liabilities in Excess of Other Assets — (46.6)%			(691,644,731)

Net Assets — 100.0%			$1,485,344,645

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	22

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT)

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Non-income producing security.
(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $13,922,837, representing 0.9% of its net assets as of period end, and an original cost of $9,674,866.

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	When-issued security.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Perpetual security with no stated maturity date.
(l)	Zero-coupon bond.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	Convertible security.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Affiliate of the Trust.
(q)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$—	$2,805,732	(a)	$—	$—	$—	$2,805,732	2,805,732	$192	$—
iShares Preferred & Income Securities ETF	9,511,970	—		(1,675,627)	62,881	(20,794)	7,878,430	203,000	254,372	—

					$62,881	$(20,794)	$10,684,162		$254,564	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Euro Bund	3	12/08/21	$590	$10,078
10-Year U.S. Treasury Note	6	12/21/21	790	7,589
U.S. Long Bond	4	12/21/21	638	11,532
Ultra U.S. Treasury Bond	21	12/21/21	4,023	97,754
Long Gilt	4	12/29/21	675	22,040

				$148,993

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	73,000	USD	84,493	Toronto-Dominion Bank	10/05/21	$69
USD	239,847	CAD	300,000	Royal Bank of Canada	12/15/21	2,996
USD	22,065,943	EUR	18,628,500	BNP Paribas SA	12/15/21	455,684
USD	11,698	EUR	10,000	Morgan Stanley & Co. International PLC	12/15/21	98
USD	114,238	EUR	98,000	Morgan Stanley & Co. International PLC	12/15/21	552

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	42,473	EUR	36,000	Natwest Markets PLC	12/15/21	$711
USD	93,728	EUR	80,000	State Street Bank and Trust Co.	12/15/21	923
USD	105,471	EUR	90,000	State Street Bank and Trust Co.	12/15/21	1,065
USD	233,934	EUR	200,000	State Street Bank and Trust Co.	12/15/21	1,921
USD	22,094,351	EUR	18,628,500	Westpac Banking Corp.	12/15/21	484,093
USD	7,059,820	GBP	5,096,000	Natwest Markets PLC	12/15/21	192,769

						1,140,881

EUR	200,000	USD	233,594	State Street Bank and Trust Co.	10/01/21	(1,924)
GBP	118,000	USD	161,226	Morgan Stanley & Co. International PLC	12/15/21	(2,217)
USD	84,607	EUR	73,000	Toronto-Dominion Bank	12/15/21	(78)

						(4,219)

						$1,136,662

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Euro STOXX Banks	54	12/17/21	EUR	100.00	EUR	271	$13,996

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank PLC	12/20/23	N/R	USD	856	$(6,490)	$(30,419)	$23,929
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/25	N/R	USD	1,221	(48,015)	(126,117)	78,102
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	BB+	EUR	60	(4,423)	8,748	(13,171)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	70	9,742	7,885	1,857
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	N/R	EUR	50	(3,593)	4,894	(8,487)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	N/R	EUR	50	(3,594)	5,497	(9,091)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/26	BB-	EUR	30	3,618	1,463	2,155
CMA CGM SA	5.00	Quarterly	Goldman Sachs International	06/20/26	B	EUR	20	2,412	1,764	648
Altice France SA	5.00	Quarterly	Credit Suisse International	12/20/26	N/R	EUR	80	5,294	6,291	(997)

								$(45,049)	$(119,994)	$74,945

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Trust		Received by the Trust								Upfront Premium	Unrealized
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Paid (Received)	Appreciation Depreciation
3-Month LIBOR, 0.13%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Barclays Bank PLC	N/A	12/20/21	USD	2,048	$61,360	$—	$61,360
3-Month LIBOR, 0.13%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	12/20/21	USD	1,707	43,540	—	43,540
3-Month LIBOR, 0.13%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	12/20/21	USD	1,800	65,715	—	65,715

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	24

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

OTC Total Return Swaps (continued)

Paid by the Trust		Received by the Trust								Upfront Premium	Unrealized
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Paid (Received)	Appreciation Depreciation
3-Month LIBOR, 0.13%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	12/20/21	USD	775	$17,252	$—	$17,252
3-Month LIBOR, 0.13%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	12/20/21	USD	2,296	51,845	—	51,845
3-Month LIBOR, 0.13%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	JPMorgan Chase Bank N.A.	N/A	03/20/22	USD	1,000	5,352	—	5,352
3-Month LIBOR, 0.13%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	03/20/22	USD	8,984	28,731	—	28,731
3-Month LIBOR, 0.13%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	03/20/22	USD	3,084	9,863	—	9,863
3-Month LIBOR, 0.13%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	03/20/22	USD	3,546	41,822	—	41,822
3-Month LIBOR, 0.13%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	03/20/22	USD	1,513	5,536	—	5,536
3-Month LIBOR, 0.13%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	06/20/22	USD	9,430	(41,317)	—	(41,317)

									$289,699	$—	$289,699

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$3,523,578	$—	$3,523,578
Common Stocks
Auto Components	35,521	—	—	35,521
Building Products	40,913	—	—	40,913
Chemicals	4,187,857	—	—	4,187,857
Communications Equipment	651,722	—	—	651,722
Consumer Finance	51	—	—	51
Containers & Packaging	—	1,619,954	—	1,619,954
Diversified Financial Services	—	—	22,236	22,236
Diversified Telecommunication Services	28,042	—	—	28,042
Electrical Equipment	1,394,922	—	—	1,394,922
Energy Equipment & Services	—	78,765	—	78,765
Equity Real Estate Investment Trusts (REITs)	9,566,972	—	—	9,566,972
Hotels, Restaurants & Leisure	932,501	—	—	932,501
Life Sciences Tools & Services	4,113,618	—	—	4,113,618
Media	1,334,125	—	—	1,334,125
Metals & Mining	2,160,752	—	—	2,160,752
Oil, Gas & Consumable Fuels	18,528,680	1,578,568	—	20,107,248
Road & Rail	760,256	—	—	760,256
Semiconductors & Semiconductor Equipment	25,504	—	—	25,504
Corporate Bonds
Aerospace & Defense	—	69,660,476	—	69,660,476
Airlines	228,174	37,843,404	—	38,071,578
Auto Components	—	30,465,082	—	30,465,082
Automobiles	—	32,581,196	—	32,581,196
Banks	—	10,810,906	—	10,810,906
Beverages	—	32,907,335	—	32,907,335
Biotechnology	—	1,531,573	—	1,531,573
Building Materials	—	20,215,611	—	20,215,611
Building Products	—	17,999,276	—	17,999,276
Capital Markets	—	23,368,862	—	23,368,862
Chemicals	—	36,416,461	—	36,416,461
Commercial Services & Supplies	—	19,135,056	—	19,135,056
Communications Equipment	—	19,038,879	—	19,038,879
Construction Materials	—	7,648,357	—	7,648,357
Consumer Discretionary	—	32,988,640	—	32,988,640
Consumer Finance	111,787	36,841,140	—	36,952,927
Containers & Packaging	—	3,991,874	—	3,991,874
Diversified Consumer Services	—	43,589,863	—	43,589,863
Diversified Financial Services	—	25,494,931	—	25,494,931
Diversified Telecommunication Services	—	62,226,916	—	62,226,916
Electric Utilities	—	15,756,353	—	15,756,353
Electrical Equipment	—	2,773,471	—	2,773,471
Electronic Equipment, Instruments & Components	—	10,123,605	—	10,123,605
Energy Equipment & Services	—	8,406,266	3,931,883	12,338,149
Entertainment	—	1,160,391	—	1,160,391
Environmental, Maintenance, & Security Service	—	16,258,600	—	16,258,600
Equity Real Estate Investment Trusts (REITs)	—	31,965,038	—	31,965,038
Food & Staples Retailing	—	41,044,736	—	41,044,736
Food Products	—	16,170,709	—	16,170,709
Gas Utilities	—	811,325	—	811,325
Health Care Equipment & Supplies	—	12,673,261	—	12,673,261
Health Care Providers & Services	—	91,862,873	—	91,862,873
Health Care Technology	—	19,823,108	—	19,823,108
Healthcare	—	582,000	—	582,000
Hotels, Restaurants & Leisure	94,661	86,871,268	—	86,965,929
Household Durables	—	22,901,922	—	22,901,922
Independent Power and Renewable Electricity Producers	—	14,532,792	—	14,532,792

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	26

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Insurance	$—	$31,345,863	$—	$31,345,863
Interactive Media & Services	—	13,265,783	—	13,265,783
Internet & Direct Marketing Retail	—	305,925	—	305,925
Internet Software & Services	—	19,742,262	—	19,742,262
IT Services	—	28,179,991	—	28,179,991
Leisure Products	—	3,843,491	—	3,843,491
Machinery	—	18,675,952	—	18,675,952
Media	—	194,880,670	—	194,880,670
Metals & Mining	199,414	44,893,361	—	45,092,775
Mortgage Real Estate Investment Trusts (REITs)	—	164,690	—	164,690
Multi-line Retail	—	7,719,053	—	7,719,053
Offshore Drilling & Other Services	—	1,632,031	—	1,632,031
Oil, Gas & Consumable Fuels	1,024,345	212,931,992	—	213,956,337
Personal Products	—	1,194,897	—	1,194,897
Pharmaceuticals	—	48,720,654	—	48,720,654
Professional Services	—	8,296,000	—	8,296,000
Real Estate Management & Development	—	11,598,902	—	11,598,902
Road & Rail	—	3,076,132	—	3,076,132
Semiconductors & Semiconductor Equipment	114,464	14,833,203	—	14,947,667
Software	—	37,918,014	—	37,918,014
Specialty Retail	—	15,947,856	—	15,947,856
Textiles, Apparel & Luxury Goods	200,654	4,415,541	—	4,616,195
Thrifts & Mortgage Finance	—	9,200,863	—	9,200,863
Transportation	—	274,748	—	274,748
Transportation Infrastructure	—	448,515	—	448,515
Utilities	—	5,538,000	—	5,538,000
Wireless Telecommunication Services	—	53,061,774	—	53,061,774
Floating Rate Loan Interests	—	283,021,668	28,515,444	311,537,112
Investment Companies	9,390,345	—	—	9,390,345
Preferred Securities
Capital Trusts	—	33,089,584	—	33,089,584
Preferred Stocks	—	—	13,075,963	13,075,963
Short-Term Securities
Money Market Funds	2,805,732	—	—	2,805,732
Options Purchased
Equity Contracts	13,996	—	—	13,996
Unfunded Floating Rate Loan Interests(a)	—	19,626	—	19,626

	$57,945,008	$2,073,511,462	$45,545,526	2,177,001,996

Investments Valued at NAV(b)				7,006

				$2,177,009,002

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$106,691	$—	$106,691
Foreign Currency Exchange Contracts	—	1,140,881	—	1,140,881
Interest Rate Contracts	148,993	331,016	—	480,009
Liabilities
Credit Contracts	—	(31,746)	—	(31,746)
Foreign Currency Exchange Contracts	—	(4,219)	—	(4,219)
Interest Rate Contracts	—	(41,317)	—	(41,317)

	$148,993	$1,501,306	$—	$1,650,299

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $668,000,000 are categorized as Level 2 within the fair value hierarchy.

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2020	$1,712,957	$2,451,440	$19,366,986	$10,338,450	$33,869,833
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3(a)	(196,573)	—	(12,794,436)	(1,930,104)	(14,921,113)
Accrued discounts/premiums	—	108,430	19,629	—	128,059
Net realized gain (loss)	(3,355,506)	17,163	421	—	(3,337,922)
Net change in unrealized appreciation (depreciation)(b)	4,231,530	1,397,110	629,469	3,893,417	10,151,526
Purchases	—	64,245	21,309,178	7,774,456	29,147,879
Sales	(2,370,172)	(106,505)	(15,803)	(7,000,256)	(9,492,736)

Closing balance, as of September 30, 2021	$22,236	$3,931,883	$28,515,444	$13,075,963	$45,545,526

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021(b)	$(23,305)	$1,421,123	$629,469	$3,893,417	$5,920,704

(a)

As of December 31, 2020, the Trust used significant unobservable inputs in determining the value of certain investments. As of September 30, 2021, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $28,537,680. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Corporate Bonds	$3,931,883	Market	EBITDA Multiple	6.25x		—
			Recent Transaction	$ 110.37		—

Preferred Stocks	13,075,963	Income	Discount Rate	9% - 40%		35%
		Market	Revenue Multiple	9.63x		—

	$17,007,846

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CAB	Capital Appreciation Bonds

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

Portfolio Abbreviation (continued)

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	28